As filed with the Securities and Exchange Commission on April 13, 2007
                                      Securities Act Registration No. 333-140951
                                  Investment Company Registration No. 811-22022


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2


            Registration Statement under the Securities Act of 1933 [X]
                           Pre-Effective Amendment No.1
                          Post-Effective Amendment No.
                                     and/or
                          Registration Statement Under
                      The Investment Company Act of 1940 [X]
                                  Amendment No.1


           Advent/Claymore Global Convertible Securities & Income Fund (Exact Name of Registrant as Specified in Declaration of Trust)

                            2455 Corporate West Drive
                              Lisle, Illinois 60532
                    (Address of Principal Executive Offices)

                                 (630) 505-3700
              (Registrant's Telephone Number, Including Area Code)

                                Nicholas Dalmaso
                             Claymore Advisors, LLC
                            2455 Corporate West Drive
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:

         Philip H. Harris, Esq.
          Thomas A. Hale, Esq.                             Rodd Baxter
Skadden, Arps, Slate, Meagher & Flom LLP          Advent Capital Management, LLC
            Four Times Square            1065 Avenue of the Americas, 31st Floor
        New York, New York 10036                     New York, New York 10018

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                               Proposed       Proposed Maximum
                                          Amount Being     Maximum Offering      Aggregate           Amount of
Title of Securities Being Registered      Registered(1)     Price per Unit   Offering Price(1)   Registration Fee(2)
------------------------------------      -------------     --------------   -----------------   -------------------
Common Shares, $.001 par value            50,000 shares         $20.00           $1,000,000             $30.70



(1)  Estimated solely for the purpose of calculating the registration fee.


(2) Previously paid in connection with the initial filing of the Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

           ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
                              CROSS REFERENCE SHEET

                              Part A -- Prospectus

              Items in Part A of Form N-2                     Location in Prospectus
              ---------------------------                     ----------------------
Item 1.       Outside Front Cover                             Cover page
Item 2.       Inside Front and Outside Back Cover Page        Cover page
Item 3.       Fee Table and Synopsis                          Prospectus Summary; Summary of Fund
                                                              Expenses
Item 4.       Financial Highlights                            Not Applicable
Item 5.       Plan of Distribution                            Cover Page; Prospectus Summary;
                                                              Underwriting
Item 6.       Selling Shareholders                            Not Applicable
Item 7.       Use of Proceeds                                 Use of Proceeds; The Fund's Investments
Item 8.       General Description of the Registrant           The Fund; The Fund's Investments;
                                                              Use of Financial Leverage; Risks;
                                                              Description of Shares; Certain Provisions
                                                              in the Agreement and Declaration of
                                                              Trust; Closed-End Fund Structure
Item 9.       Management                                      Management of the Fund; Administrator, Custodian
                                                              and Transfer Agent;  Summary of Fund Expenses
Item 10.      Capital Stock, Long-Term Debt, and Other        Description of Shares; Distributions;
              Securities                                      Dividend Reinvestment Plan; Certain
                                                              Provisions in the Agreement and
                                                              Declaration of Trust; Tax Matters
Item 11.      Defaults and Arrears on Senior Securities       Not Applicable
Item 12.      Legal Proceedings                               Legal Opinions
Item 13.      Table of Contents of the Statement of           Table of Contents for the Statement of
              Additional Information                          Additional Information

                  Part B -- Statement of Additional Information

Item 14.      Cover Page                                      Cover Page
Item 15.      Table of Contents                               Cover Page
Item 16.      General Information and History                 Not Applicable
Item 17.      Investment Objective and Policies               Investment Objective and Policies;
                                                              Investment Policies and Techniques; Other
                                                              Investment Policies and Techniques;
                                                              Portfolio Transactions
Item 18.      Management                                      Management of the Fund; Portfolio
                                                              Transactions and Brokerage
Item 19.      Control Persons and Principal Holders of        Not Applicable
              Securities
Item 20.      Investment Advisory and Other Services          Management of the Fund; Experts
Item 21.      Portfolio Managers                              Management of the Fund
Item 22.      Brokerage Allocation and Other Practices        Portfolio Transactions and Brokerage



Item 23.      Tax Status                                      Tax Matters; Distributions
Item 24.      Financial Statements                            Financial Statements; Report of
                                                              Independent Auditors

                           Part C -- Other Information

Items 25-34 have been answered in Part C of this Registration Statement

================================================================================
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
================================================================================



                              Subject to Completion
                 Preliminary Prospectus dated April 13, 2007

PROSPECTUS
[ADVENT GRAPHIC OMITTED]                             [CLAYMORE GRAPHIC OMITTED]
                                     Shares
                                 Advent/Claymore
                   Global Convertible Securities & Income Fund
                                  Common Shares
                                 $20.00 per Share
                                  _____________


         Investment Objective. Advent/Claymore Global Convertible Securities & Income Fund (the "Fund") is a newly-organized, diversified, closed-end management investment company. The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

         Investment Policies and Parameters. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined in this Prospectus) in a diversified portfolio of convertible securities and non-convertible income-producing securities, each of U.S. and non-U.S. issuers. Within this general investment policy, the Fund will follow, under normal market conditions, the following investment parameters:

     o the Fund will invest at least 50% of its Managed Assets in convertible securities;

     o the Fund may invest up to 40% of its Managed Assets in non-convertible income-producing securities; and

     o the Fund will invest at least 50% of its Managed Assets in securities of non-U.S. issuers.


The portion of the Fund's Managed Assets invested in convertible securities, non-convertible income-producing securities and securities of non-U.S. issuers will vary from time to time consistent with the Fund's investment objective, changes in equity prices and changes in interest rates and other economic and market factors. The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality; however, under normal market conditions, the Fund will maintain a minimum weighted average portfolio rating of investment grade. Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." In furtherance of the Fund's investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on up to 25% of the securities held in the Fund's portfolio, to seek to generate current gains from option premiums as a means to enhance distributions payable to the holders of common shares.

         Advisor and Investment Manager. Claymore Advisors, LLC (the "Advisor") is the Fund's investment advisor. Advent Capital Management, LLC ("Advent" or the "Investment Manager") is the Fund's investment manager and is responsible for the management of the Fund's portfolio of securities. Advent Capital Management, LLC had approximately $[o] billion in assets under management as of March 31, 2007. (continued on following page)


          Investing in the common shares involves certain risks. See
                     "Risks" on page of this prospectus.
                                 _____________


                                                            Per Share   Total(3)
                                                            ---------   --------
     Public offering price................................     $20.00      $
     Sales load(1)........................................     $.90        $
     Estimated organizational and offering expenses (2)...     $.04        $
     Proceeds, after expenses, to the Fund................     $19.06      $
                                                       (notes on following page)



         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


      The common shares will be ready for delivery on or about , 2007.
                                 _____________

                              Merrill Lynch & Co.


                 The date of this prospectus is      , 2007

(continued from previous page)


         No Prior Trading History. Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss due to this discount may be greater for investors expecting to sell their shares in a relatively short period after completion of this initial public offering. The Fund anticipates that its common shares will be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "AGC."

         Financial Leverage. The Fund intends to use financial leverage through the issuance of preferred shares ("Preferred Shares"), through borrowing or the issuance of commercial paper or other forms of debt ("Borrowings"), through reverse repurchase agreements, dollar rolls or similar transactions or through a combination of the foregoing (collectively "Financial Leverage"). The aggregate amount of Financial Leverage, if any, will not exceed 33 1/3% of the Fund's Managed Assets after such issuance and/or Borrowings. The Fund may also borrow in excess of such limit for temporary purposes such as the settlement of transactions. The use of Financial Leverage creates a greater risk of loss, as well as a potential for more gain, for the common shares than if Financial Leverage is not used. Any use of Financial Leverage must be approved by the Fund's Board of Trustees. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. See "Use of Financial Leverage."

         You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares and retain it for future reference. A Statement of Additional Information, dated , 2007, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [o] of this prospectus, or request other information about the Fund or make shareholder inquiries by calling (800) 345-7999 or by writing to the Fund's Advisor at Claymore Advisors, LLC., 2455 Corporate West Drive, Lisle, Illinois 60532, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov). Free copies of the Fund's reports and its Statement of Additional Information will also be available from the Fund's web site at www.adventclaymore.com.


         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


(notes from previous page)


     (1) The Fund has also agreed to pay the underwriters $.0067 per common share as a partial reimbursement of expenses incurred in connection with the offering. Separately, Claymore Advisors, LLC and Advent Capital Management, LLC have agreed to pay from their own assets additional compensation to Merrill Lynch and [ ]; provided, however, that such additional compensation, together with the partial reimbursement of expenses to the underwriters discussed above and the fee paid to Claymore Securities, Inc. discussed in footnote (2) below, shall not exceed 4.5% of the total price to the public of the common shares sold in this offering. See "Underwriting."

     (2) Aggregate offering expenses (exclusive of sales load) are expected to be $[o], which will be borne by the Fund. Claymore Advisors, LLC has agreed to pay the organizational expenses of the Fund. Claymore Advisors, LLC and Advent Capital Management, LLC have agreed to pay the offering expenses of the Fund (other than the sales load, but including the $.00667 per common share partial reimbursement of expenses to the underwriters) that exceed $.04 per common share. To the extent that aggregate offering expenses are less than $.04 per common share, up to .15% of the amount of the offering will be paid to Claymore Securities, Inc. as compensation for the distribution services it provides to the Fund. See "Underwriting."

     (3)   The underwriters may also purchase up to     additional common shares
           at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover overallotments.

                                TABLE OF CONTENTS


                                                                          Page
TABLE OF CONTENTS...........................................................2
PROSPECTUS SUMMARY..........................................................3
SUMMARY OF FUND EXPENSES...................................................17
THE FUND...................................................................19
USE OF PROCEEDS............................................................19
THE FUND'S INVESTMENTS.....................................................19
USE OF FINANCIAL LEVERAGE..................................................33
RISKS......................................................................36
MANAGEMENT OF THE FUND.....................................................45
NET ASSET VALUE............................................................47
DISTRIBUTIONS..............................................................47
DIVIDEND REINVESTMENT PLAN.................................................48
DESCRIPTION OF SHARES......................................................49
CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST...............51
CLOSED-END FUND STRUCTURE..................................................52
REPURCHASE OF COMMON SHARES................................................53
TAX MATTERS................................................................53
UNDERWRITING...............................................................55
ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT................................57
LEGAL OPINIONS.............................................................57


         You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the Underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition and prospects may have changed since that date. The Fund will notify investors if there are any material changes.

                               PROSPECTUS SUMMARY

         This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information prior to making an investment in the Fund.

The Fund..................... Advent/Claymore Global Convertible Securities &
                              Income Fund is a newly organized, diversified, closed-end management investment company. See "The Fund." Throughout the prospectus, we refer to Advent/Claymore Global Convertible Securities & Income Fund simply as the " Fund" or as "we," "us" or "our."


The Offering................. The Fund is offering      common shares of
                              beneficial interest at $20.00 per share through a group of underwriters led by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The common shares of beneficial interest are called "common shares" in the rest of this prospectus. You must purchase at least 100 common shares ($[ ]) in order to participate in this offering. The Fund has given the underwriters an
                              option to purchase up to      additional common
                              shares to cover orders in excess of      common
                              shares. Claymore Advisors, LLC has agreed to pay the organizational expenses of the Fund. Claymore Advisors, LLC and Advent Capital Management, LLC have agreed to pay offering expenses (other than the sales load, but including the $.00667 per common share partial reimbursement of expenses to the underwriters) that exceed $.04 per common share. See "Underwriting."

Investment Rationale......... The Fund has been designed for investors seeking both current income and the prospect of capital appreciation. The Fund's Investment Manager believes that convertible securities can provide current income with equity-like returns over time, with the prospect of lower volatility and greater downside protection than traditional equity investments. The market for global convertible securities has grown to over $500 billion in 2006, and the Fund's investment manager believes that liquidity and diversification in the global securities markets have increased with the growth of the market. The Fund's investments in non-convertible securities, such as bank loans and high-yield, non-investment grade bonds, can provide the prospect of high current income. The Fund's investment manager believes that current conditions in the credit markets make certain investments in non-convertible securities attractive. In addition, the floating rate interest payment structure of certain non-convertible securities, such as bank loans, may serve to mute the volatility of the Fund's net asset value resulting from the Fund's intended use of floating rate financial leverage.


Investment Objective,
 Policies and Parameters..... The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

                              Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a diversified portfolio of convertible securities and non-convertible income-producing securities, each of U.S. and non-U.S. issuers. Within this general investment policy, the Fund will follow, under normal market conditions, the following investment parameters:

                                 o the Fund will invest at least 50% of its Managed Assets in convertible securities;

                                 o   the Fund may invest up to 40% of its
                                     Managed Assets in non-
                                     convertible income-producing securities;
                                     and

                                 o the Fund will invest at least 50% of its Managed Assets in securities of non-U.S. issuers.


                              The portion of the Fund's Managed Assets invested in convertible securities, non-convertible income-producing securities and securities of non-U.S. issuers, will vary from time to time consistent with the Fund's investment objective, changes in equity prices and changes in interest rates and other economic and market factors. Non-convertible income-producing securities in which the Fund may invest include, but are not limited to, corporate bonds, debentures, notes and other similar types of corporate debt instruments, as well non-convertible preferred stocks, bank loans and loan participations, commercial paper, real estate investment trusts ("REITs") and commercial and other mortgage-related and asset-backed securities, income trust and master limited partnership interests, payment-in-kind securities, credit-linked notes and other securities issued by special purpose or structured vehicles, zero coupon bonds, certificates of deposit, fixed time deposits, bankers' acceptances and U.S. or foreign government obligations. The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality; however, under normal market conditions, the Fund will maintain a minimum weighted average portfolio rating of investment grade. Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." In furtherance of the Fund's investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on up to 25% of the securities held in the Fund's portfolio, to seek to generate current gains from option premiums as a means to enhance distributions payable to the holders of common shares.

                              "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares or Borrowings that may be outstanding or otherwise attributable to the use of Financial Leverage, if any) minus the sum of accrued liabilities (other than debt representing Financial Leverage, if any). For purposes of determining Managed Assets, the liquidation preference of any outstanding preferred shares is not treated as a liability.

                              For as long as the words "convertible securities and income" are in the name of the Fund, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities and non-convertible income producing securities.


The Fund's Investments....... Convertible Securities. Under normal market conditions, the Fund will invest at least 50% of its Managed Assets in convertible securities of U.S. and non-U.S. issuers. However, the Fund is not limited in the percentage of its assets that can be invested in convertible securities. A convertible security is a debt security or preferred stock that is exchangeable for an equity security of the issuer at a predetermined price (the "conversion price"). Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. The convertible securities in which the Fund may invest may be investment grade or lower grade securities.

                              Additional information about specific types of convertible securities in which the Fund may invest is set forth under "The Fund's Investments--Portfolio Contents."


                              Synthetic Convertible Securities. The Fund may also invest in "synthetic" convertible securities that are created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., an income security ("income security component") and the right to acquire an equity security ("convertible component"). The income security component is achieved by investing in non-convertible income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. The Fund may purchase synthetic securities created by other parties, typically investment banks (including convertible structured notes), and may also, to a lesser extent, create synthetic convertible securities by purchasing separate component securities. Different companies may issue the income security and convertible components which may be purchased separately, and at different times. The Fund's holdings of synthetic convertible securities are considered convertible securities for purposes of the Fund's investment policies.

                              Non-Convertible Income Securities. Under normal market conditions, the Fund may invest up to 40% of its Managed Assets in non-convertible income-producing securities of U.S. and non-U.S. issuers, including, but not limited to, corporate bonds, debentures, notes and other similar types of corporate debt instruments, as well non-convertible preferred stocks, bank loans and loan participations, commercial paper, REITs and commercial and other mortgage-related and asset-backed securities, income trust and master limited partnership interests, payment-in-kind securities, credit-linked notes and other securities issued by special purpose or structured vehicles, zero coupon bonds, certificates of deposit, fixed time deposits, bankers' acceptances and U.S. or foreign government obligations. The Fund's investments in non-convertible income-producing securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features, as well as a broad range of maturities.


                              Additional information about specific types of non-convertible income-producing securities in which the Fund may invest is set forth under "The Fund's Investments--Portfolio Contents."


                              Foreign Securities. Under normal market condition, the Fund will invest at least 50% of its Managed Assets in securities of foreign issuers, including, but not limited to, foreign convertible securities and non-convertible income-producing securities, foreign equity securities (including preferred securities of foreign issuers), foreign bank obligations and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supernational entities. The Fund's investments in foreign issuers may include investments in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other depositary receipts. The Fund anticipates that it will invest in securities of issuers located in a number of countries throughout the world, but the actual number of countries represented in the Fund's portfolio will vary over time. Under normal market conditions, the Fund will invest in the securities of issuers located in at least three different countries, including the United States, and initially expects to invest in securities of issuers located in approximately 10 to 15 countries.


                              Derivatives. The Fund may utilize derivative instruments (which derive their value by reference to another instrument, security or index) for investment purposes, such as obtaining investment exposure to either of the Fund's principal investment categories; risk management purposes, such as hedging against fluctuations in securities prices or interest rates; diversification purposes; or to manage the duration of the Fund. The derivative instruments in which the Fund may invest, include, but are not limited to, futures contracts on securities, indices, other financial instruments or currencies, options on futures contracts and exchange traded and over-the-counter options on securities, indices or currencies; interest rate swaps; total return swaps; credit default swaps; forward rate contracts and options thereon; structured notes and foreign exchange hedging instruments.

                              Covered Call Option Strategy. In furtherance of the Fund's investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on up to 25% of the securities held in the portfolio of the Fund, to seek to generate current gains from option premiums as a means to enhance distributions payable to the holders of common shares. The Fund will follow a strategy known as "covered call option writing," which is a strategy designed to produce current gains from option premiums and offset a portion of a market decline in the underlying security. Call options are contracts representing the right to purchase a security at a specified price (the "strike price") at or before a specified future date (the "expiration date"). The Fund will only "sell" or "write" options on securities held in the Fund's portfolio. It may not sell "naked" call options, i.e., options on securities that are not held by the Fund or on more shares of a security than are held in the Fund's portfolio.



                              Credit Quality. The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality (rated below Baa3- by Moody's Investors Services, Inc. ("Moody's") or below BBB- by Standard & Poor's Rating Group ("S&P") and Fitch Ratings ("Fitch") or, if unrated, determined by the Investment Manager to be of comparable quality). Under normal market conditions, the Fund will maintain a minimum weighted average portfolio rating of investment grade.

                                 Lower Grade Securities. Both the convertible securities and the income-producing securities in which the Fund will invest may be lower grade securities. Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." The higher credit risk associated with lower grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund's relative share price volatility. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

                              Other Securities and Strategies. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a diversified portfolio of convertible securities and non-convertible income-producing securities. The Fund may invest the remainder of its assets, if any, in other securities of various types, including equity securities.

                              The Fund may, but is not required to, use various strategic transactions in futures, options and other derivates contracts (other than in connection with its option writing strategy) for purposes such as seeking to earn income, facilitating portfolio management and mitigating risks.

                              The Fund may, but is not required to, utilize certain other investment strategies, including dividend capture trading, to seek to achieve the Fund's investment objective.

                              For temporary defensive purposes, the Fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. During such periods, the Fund may not be able to achieve its investment objective.


                              See "The Fund's Investments."


Use of Financial Leverage ... The Fund intends to use financial leverage through the issuance of preferred shares ("Preferred
                              Shares"), through borrowing or the issuance of commercial paper or other forms of debt ("Borrowings"), through reverse repurchase agreements, dollar rolls or similar transactions or through a combination of the foregoing (collectively "Financial Leverage"). The aggregate amount of Financial Leverage, if any, will not exceed 33 1/3% of the Fund's Managed Assets after such issuance and/or borrowing. The Fund may also borrow in excess of such limit for temporary purposes such as the settlement of transactions. The use of Financial Leverage creates a greater risk of loss, as well as a potential for more gain, for the common shares than if Financial Leverage is not used. Any use of Financial Leverage must be approved by the Fund's Board of Trustees.


                              Preferred Shares will pay dividends based on periodic auctions. Borrowings may be at a fixed or floating rate and generally will be based on short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with Financial Leverage exceeds the Preferred Share dividend rate, as reset periodically, or the interest rate on any borrowings, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to holders of common shares. When Financial Leverage is employed, the net asset value and market prices of the common shares and the yield to holders of common shares will be more volatile. See "Use of Financial Leverage."

                              There is no guarantee that the Fund's leverage strategy will be implemented or that it will be successful during any period during which it is employed. See "Risks--Leverage Risk."


Investment Advisor........... The Fund has entered into an investment advisory agreement with Claymore Advisors, LLC (the
                              "Advisor"), the Fund's investment advisor.
                              Pursuant to such investment advisory agreement, the Fund pays the Advisor an annual fee, payable monthly in arrears, at annual rate equal to 0.40% of the average weekly value of the Fund's Managed Assets during such month (the "Advisory Fee"). See "Management of the Fund-Investment Advisor."

Investment Manager........... The Fund and the Advisor have entered into an investment management agreement with Advent
                              Capital Management, LLC ("Advent" or the
                              "Investment Manager"), the Fund's investment manager. Pursuant to such investment management agreement, the Advisor has delegated responsibility for the day-to-day management of the Fund's portfolio of securities to the Investment Manager, which includes buying and selling securities for the Fund and investment research. Under the investment management agreement, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.60% of the average weekly value of the Fund's Managed Assets during such month (the "Management Fee").

                              Advent Capital Management, LLC is an asset management firm with approximately $[o] billion in assets under management as of March 31 , 2007. See "Management of the Fund-Investment Manager."

Distributions................ The Fund intends to distribute monthly all or a portion of its investment company taxable income to holders of common shares. In addition, the Fund intends to distribute any net long-term capital gain to holders of common shares as long-term gain dividends at least annually. It is expected that the initial monthly dividend on the Fund's common shares will be declared within approximately 60 days after completion of this offering and that such dividend will be paid approximately 90 days after completion of this offering. See "Distributions."

                              The Fund expects that dividends paid on the common chares will consist primarily of (i) investment company taxable income, which includes, among other things, ordinary income, short-term capital gain (for example, premiums earned in connection with the Fund's covered call option strategy) and income from certain hedging and interest rate transactions and (ii) long-term capital gain (gain from the sale of a capital asset held longer than one year). A portion of the Fund's investment company taxable income may consist of qualified dividend income (income from certain equity investments in domestic and certain foreign corporations); however, the Fund does not expect this portion of its net investment income (and correspondingly its distributions) to be significant. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of long-term capital gains, which are taxed at lower rates for individuals than ordinary income.

                              To permit the Fund to maintain more stable monthly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period, and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Undistributed net investment income is included in the common shares' net asset value, and, correspondingly, distributions from net investment income will reduce the common shares' net asset value.


                              Unless an election is made to receive dividends in cash, shareholders will automatically have all dividends and distributions reinvested in common shares through the Fund's Automatic Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."


Listing...................... The Fund anticipates that its common shares will be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "AGC." See "Description of Shares-Common Shares."


Market Price of Shares....... Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. The Fund cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The Fund's net asset value will be reduced immediately following this offering by the sales load and the amount of the offering expenses paid by the Fund. See "Use of Proceeds." In addition to net asset value, the market price of the Fund's common shares may be affected by such factors as dividend levels, which are in turn affected by expenses, dividend stability, portfolio credit quality, liquidity and market supply and demand.

                              See "Use of Financial Leverage," "Risks,"
                              "Description of Shares" and the section of the Statement of Additional Information with the heading "Repurchase of Common Shares." The common shares are designed primarily for long-term investors, and you should not purchase common shares of the Fund if you intend to sell them shortly after purchase.


Special Risk Considerations.. Risk is inherent in all investing. Therefore, before investing in the Fund's common shares, you should consider the following risks carefully. The Fund is intended for investors seeking current income and capital appreciation. The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and is not meant to provide a vehicle for those who wish to play short-term swings in the market. An investment in the common shares of the Fund should not be considered a complete investment program. Each common shareholder should take into account the Fund's investment objective as well as the common shareholder's other investments when considering an investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. Your common shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions.

                              No Operating History. The Fund is a newly organized, diversified, closed- end management investment company with no operating history.

                              Investment and Market Discount Risk. An investment in the Fund's common shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in common shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on securities exchanges or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. In addition, shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares of the Fund soon after completion of the public offering. The shares of the Fund were designed primarily for long-term investors, and investors in the common shares should not view the Fund as a vehicle for trading purposes.


                              Convertible Securities Risk. The Fund is not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines (other than in distressed situations), the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid after the company's creditors, but before the company's common stockholders. Consequently, an issuer's convertible securities generally entail more risk than its debt securities, but less risk than its common stock.

                              Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

                              Interest Rate Risk. Convertible securities and non-convertible income-producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Fund's portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

                              Credit Risk. Credit risk is the risk that one or more securities in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Fund's investments in convertible and non-convertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or dividends.


                              Lower Grade Securities Risk. The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality (rated below Baa3- by Moody's Investors Services, Inc. ("Moody's") or below BBB- by Standard & Poor's Rating Group ("S&P") and Fitch Ratings ("Fitch") or, if unrated, determined by the Investment Manager to be of comparable quality). Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." Investing in lower grade securities involves additional risks, including credit risk. These securities may become the subject of bankruptcy proceedings or otherwise subsequently default as to the repayment of principal and/or payment of interest or be downgraded to ratings in the lower rating categories (Ca or lower by Moody's or CC or lower by Standard & Poor's). The value of these securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of lower grade securities are not perceived to be as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are generally more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities tend to be less liquid than higher grade securities. See "Risks--Lower Grade Securities Risk."

                              Preferred Securities Risks. There are special risks associated with investing in preferred securities, including risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights and special redemption rights. See "Risks--Preferred Securities Risks."

                              Foreign Securities Risk. The Fund will invest over 50% of its Managed Assets in securities issued by non-U.S. issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S investments in one region or in the securities of emerging market issuers. These risks may include:

                                 o less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices;

                                 o   many non-U.S. markets are smaller, less
                                     liquid and more volatile. In a changing
                                     market, the Investment Manager may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers desirable;

                                 o   an adverse effect of currency exchange
                                     rates or controls on the value of the
                                     Fund's investments;

                                 o   the economies of non-U.S. countries may
                                     grow at slower than expected or may
                                     experience a downturn or recession;

                                 o economic, political and social developments may adversely affect the securities markets; and

                                 o withholding and other non-U.S. taxes may decrease the Fund's return.

                              See "Risks -- Foreign Securities Risk."

                              Foreign Currency Risk. The value of the securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

                              Derivatives Risk. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. If the Investment Manager's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, equity securities risk, issuer risk, credit risk, interest rate risk, leveraging risk, counterparty risk, management risk and, if applicable, smaller companies risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when that would be beneficial. The use of derivatives also may increase the amount of taxes payable by shareholders.


                              Equity Securities Risk. Equity securities risk is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock in which the Fund may invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Fund. Also, the price of common stock of an issuer is sensitive to general movements in the stock market. A drop in the stock market may depress the price of most or all of the common stocks held by the Fund.

                              Risk Associated with the Fund's Covered Call
                              Option Writing Strategy. The ability of the Fund to achieve its investment objective of providing total return through a combination of current income and capital appreciation is partially dependent on the successful implementation of its covered call option strategy. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

                              With respect to exchange-traded options, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position on an options exchange. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.


                              The Fund may also write (sell) over-the-counter options ("OTC options"). Options written by the Fund with respect to non-U.S. securities, indices or sectors generally will be OTC options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. See "Risks--Risks Associated with the Fund's Covered Call Option Writing Strategy."


                              Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

                              Financial Leverage Risk. Although the use of
                              Financial Leverage by the Fund may create an opportunity for increased return for the common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with the Financial Leverage proceeds are greater than the cost of the Financial Leverage, the common shares' return will be greater than if Financial Leverage had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of Financial Leverage, the return to the common shares will be less than if Financial Leverage had not been used. There is no assurance that a Financial Leveraging strategy will be successful. Financial Leverage involves risks and special considerations for common shareholders including:

                                 o the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without Financial Leverage;

                                 o   the risk that fluctuations in interest
                                     rates on Borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares;

                                 o   the effect of Financial Leverage in a
                                     declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and

                                 o when the Fund uses Financial Leverage, the investment advisory fee payable to the Advisor and the Investment Manager will be higher than if the Fund did not use Financial Leverage.



                              Certain types of Financial Leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares, Borrowings or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Investment Manager does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies. See "Risks--Financial Leverage Risk."


                              Liquidity Risk. The Fund may invest without limit in illiquid securities. The Fund may also invest without limit in Rule 144A Securities. Although many of the Rule 144A Securities in which the Fund invests may be, in the view of the Investment Manager, liquid, if qualified institutional buyers are unwilling to purchase these Rule 144A Securities, they may become illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Investment Manager's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

                              Smaller Company Risk. The general risks associated with corporate income-producing and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

                              REIT, Mortgage-Related and Asset-Backed Securities Risks. Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risks (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

                              In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk--the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

                              The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

                              Income Trust and Master Limited Partnership Risks. Investments in income trusts and master limited partnership ("MLP") interests are subject to the risks generally applicable to companies in the energy and natural resources sectors, including commodity pricing risk, supply and demand risk and depletion risk and exploration risk. There are certain tax risks associated with the income trusts in which the Company may invest, including the possibility that Canadian and U.S. taxing authorities may challenge the deductibility of certain interest payments and certain other costs and expenses inherent in the structure of certain income trusts and the risk that U.S. taxing authorities could challenge the Fund's treatment for federal income tax purposes of the income trusts or MLPs in which the Fund invests. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the income trusts or MLPs and/or the value of the Fund's investments. There can be no assurance that future changes to Canadian and U.S. tax laws or tax rules would not adversely affect the Fund's investments in income trusts or MLPs or the value of the Fund's common stock. See "Risks--Income Trust and Master Limited Partnership Risks."

                              Dividend Capture Trading Risk. The Fund's dividend capture trading depends upon the Investment Manager's ability to anticipate the dividend policies of the companies in which it chooses to invest and to identify and exploit opportunities such as the announcement of major corporate actions, such as restructuring initiatives or a special dividend, that may lead to high current dividend income. It is difficult to anticipate the level of dividends that companies will pay in any given timeframe. Companies' dividend policies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Challenging economic conditions, affecting either the market as a whole or a specific investment in the Fund's portfolio, may limit the opportunity to benefit from the current dividend policies of the companies in which the Fund invests or may cause such companies to reduce or eliminate their dividends. In addition, a change in the favorable provisions of the federal tax laws may limit the ability of holders of common shares to benefit from dividend increases, may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies. The dividend income received by the Fund may be offset by declines in the price of the securities on which such dividends are issued, which may result in losses to the Fund if the decline in price exceeds the amount of the dividend. The use of dividend capture trades will expose the Fund to increased trading costs. The Fund's dividend capture trading strategy may limit the Fund's ability to meet certain holding period requirements for dividends that it receives to qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended.


                              Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called obligations at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or their overall returns.

                              Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's common shares and distributions thereon can decline. In addition, during any periods of rising inflation, the interest or dividend rates payable by the Fund on any Financial Leverage the Fund may have issued would likely increase, which would tend to further reduce returns to holders of the Fund's common shares.

                              Management Risk. The Investment Manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and there can be no assurance that the investment decisions made by the Investment Manager will prove beneficial to the Fund.


                              Market Disruption Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The war in Iraq also has resulted in recent market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of the war or similar events in the future on the U.S. economy and securities markets.


                              Anti-Takeover Provisions. The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Fund issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive holders of common shares of such opportunities.


Administrator, Custodian
and Transfer Agent........... The Bank of New York will serve as the Fund's
                              Administrator, Custodian and Transfer Agent (the "Administrator," "Custodian" and "Transfer Agent," as the context requires) pursuant to various agreements between the Fund and The Bank of New York. See "Administrator, Custodian and Transfer Agent."

                            SUMMARY OF FUND EXPENSES


         The purpose of the table below is to help you understand all fees and expenses that you, as a holder of the Fund's common shares, would bear directly or indirectly. The following table assumes the Fund issues Financial Leverage in the form of Preferred Shares in an amount equal to 33 1/3% of the Fund's Managed Assets (after issuance), and shows Fund expenses as a percentage of net assets attributable to common shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to common shares but assumes that no Preferred Shares are issued by the Fund (which will be the case prior to the Fund's expected issuance of Preferred Shares).


Shareholder Transaction Expenses
    Sales Load Paid by You (as a percentage of offering price)...................................      4.50%(1)
    Preferred offering expenses (estimated as a percentage of offering price) ...................      [o]
    Offering Expense Borne by the Fund (as a percentage of offering price)(2) ...................      .20%
    Dividend Reinvestment Plan Fees..............................................................      None(3)




                                                                           Percentage of Net Assets Attributable
                                                                            to Common Shares (assumes Financial
                                                                                    Leverage is used)(4)
                                                                          -----------------------------------------
Annual Expenses
    Management fees.....................................                                    [o](5)%
    Interest payments on borrowed funds ................                                     None
    Other expenses......................................                                     [o]%
                                                                                      ---------------------
    Total annual expenses...............................                                      [o]%
                                                                                      ---------------------


------------------


(1) The Fund has also agreed to pay the underwriters $.00667 per common share as a partial reimbursement of expenses incurred in connection with the offering. Separately, Claymore Advisors, LLC and Advent Capital Management, LLC have agreed to pay from their own assets additional compensation to Merrill Lynch and [ ]; provided, however, that such additional compensation, together with the partial reimbursement of expenses to the underwriters discussed above and the fee paid to Claymore Securities, Inc. discussed in footnote (2) below, shall not exceed 4.5% of the total price to the public of the common shares sold in this offering. See "Underwriting."

(2) Claymore Advisors, LLC has agreed to pay the organizational expenses of the Fund. Claymore Advisors, LLC and Advent Capital Management, LLC have agreed to pay the offering expenses of the Fund (other than the sales load, but including the $.00667 per common share partial reimbursement of expenses to the underwriters) that exceed $.04 per common share. Assuming an offering of [o] common shares for $[o] million, the total offering costs are estimated to be[o], all of which will be borne by the Fund. To the extent that aggregate organizational and offering expenses are less than $.04 per common share, up to .15% of the amount of the offering will be paid to Claymore Securities, Inc. as compensation for the distribution services it provides to the Fund. See "Underwriting."


(3) You will be pay brokerage charges if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

(4) The table presented below in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to common shares. This table assumes the Fund is the same size as in the table above, but unlike the table above, assumes that no Preferred Shares are issued and no other Financial Leverage is used. This will be the case, for instance, prior to the Fund's expected issuance of Preferred Shares. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:


                                                    Percentage of Net Assets
                                                  Attributable to Common Shares
                                                 (assumes no Financial Leverage)
                                                 -------------------------------
    Annual Expenses
        Management Fees...........................       1.00%(5)
        Interest Payments on Borrowed Funds ......        None
        Other Expenses............................        .25%
                                                   ------------------
        Total Annual Expenses.....................       1.25%
                                                   ==================

===================

(5)  Represents the aggregate fee payable to the Advisor and Investment Manager.


         The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Net Annual Expenses" are based on estimated amounts for the Fund's first full year of operations and assume that the Fund issues [ ] common shares. If the Fund issues fewer common shares, all other things being equal, these expenses would increase as a percentage of net assets attributable to common shares. See "Management of the Fund" and "Dividend Reinvestment Plan."

         The following example illustrates the expenses (including the sales load of $45, estimated offering expenses of this offering of $2 and the estimated Preferred Share offering costs of $[o] assuming Preferred Shares are issued representing 33 1/3% of the Fund's total assets (after their issuance)) that you would pay on a $1,000 investment in common shares, assuming (1) total annual expenses of [o]% of net assets attributable to common shares and (2) a 5% annual return(1):


                      1 Year         3 Years         5 Years       10 Years
                      ------         ------         -------         ------
Total Expenses
Incurred..........     $[ ]           $[ ]            $[ ]            $[ ]

==================


(1) The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, that Financial Leverage remains 33 1/3% and that all dividends and distributions are reinvested at net asset value.

                                   THE FUND

         The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act. The Fund was organized as a Delaware statutory trust on February 26, 2007, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 2455 Corporate West Drive, Lisle, Illinois 60532, and its telephone number is (630) 505-3700.

                                USE OF PROCEEDS


         The net proceeds of the offering of common shares will be
approximately $    ($   if the underwriters exercise the overallotment option in
full) after payment of the estimated offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. We currently anticipate that the Fund will be able to invest primarily in convertible securities and non-convertible income-producing securities that meet the Fund's investment objective and policies within approximately [three months] after the completion of the offering. Pending investment in convertible securities and non-convertible income-producing securities that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in high quality, short-term fixed income securities and money market securities to the extent such securities are available.


                            THE FUND'S INVESTMENTS

Investment Objective

         The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.


         The Fund's investment objective is a non-fundamental policy and may be changed by the Board of Trustees of the Fund provided that shareholders are provided with at least 60 days' prior written notice of any change. Percentage limitations described in this prospectus are as of the time of investment by the Fund and could from time to time not be complied with as a result of market value fluctuations of the Fund's portfolio and other events.

Investment Rationale

         The Fund has been designed for investors seeking both current income and the prospect of capital appreciation. The Fund's investment manager believes that convertible securities can provide current income with equity-like returns over time, with the prospect of lower volatility and greater downside protection than traditional equity investments. The market for global convertible securities has grown to over $500 billion in 2006, and the Fund's investment manager believes that liquidity and diversification in the global securities markets have increased with the growth of the market. The Fund's investments in non-convertible securities, such as bank loans and high-yield, non-investment grade bonds, can provide the prospect of high current income. The Fund's investment manager believes that current conditions in the credit markets makes certain investments in non-convertible securities attractive. In addition, the floating rate interest payment structure of certain non-convertible securities, such as bank loans, may serve to mute the volatility of the Fund's net asset value resulting from the Fund's intended use of floating rate Financial Leverage.


Investment Policies


         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a diversified portfolio of convertible securities and non-convertible income-producing securities, each of U.S. and non-U.S. issuers. Within this general investment policy, the Fund will follow, under normal market conditions, the following investment parameters:

     o the Fund will invest at least 50% of its Managed Assets in convertible securities;

     o the Fund may invest up to 40% of its Managed Assets in non-convertible income-producing securities; and

     o the Fund will invest at least 50% of its Managed Assets in securities of non-U.S. issuers.

         The portion of the Fund's Managed Assets invested in convertible securities, non-convertible income-producing securities and securities of non-U.S. issuers will vary from time to time consistent with the Fund's investment objective, changes in equity prices and changes in interest rates and other economic and market factors. The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality; however, under normal market conditions, the Fund will maintain a minimum weighted average portfolio rating of investment grade. Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." In furtherance of the Fund's investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on up to 25% of the securities held in the Fund's portfolio, to seek to generate current gains from option premiums as a means to enhance distributions payable to the holders of common shares.

         "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares or Borrowings that may be outstanding or otherwise attributable to the use of Financial Leverage, if any) minus the sum of accrued liabilities (other than debt representing Financial Leverage, if any). For purposes of determining Managed Assets, the liquidation preference of any outstanding preferred shares is not treated as a liability.

         For as long as the words "convertible securities and income" are in the name of the Fund, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities and non-convertible income producing securities.

         These policies may be changed by the Fund's Board of Trustees, but no change is anticipated. If the Fund's policies change, the Fund will provide shareholders at least 60 days' notice before implantation of the change.

Investment Parameters and Investment Process


         Convertible Securities. Under normal market conditions, the Fund will invest at least 50% of its Managed Assets in convertible securities of U.S. and non-U.S. issuers. However, the Fund is not limited in the percentage of its assets that can be invested in convertible securities. A convertible security is a debt security or preferred stock that is exchangeable for an equity security of the issuer at a predetermined price. The convertible securities in which the Fund may invest include, but are not limited to, debt securities, preferred stock, synthetic convertible securities and mandatory convertible securities. The Investment Manager typically applies a four-step approach when buying and selling convertible securities for the Fund, which includes:

              o screening the universe of convertible securities to identify securities with attractive risk/reward characteristics relative to the underlying security;

              o analyzing the creditworthiness of the issuer of the securities;

              o analyzing the equity fundamentals of the convertible security's underlying stock to determine its capital appreciation potential; and

              o monitoring the portfolio on a continual basis to determine whether each security is maintaining its investment potential.


         Non-Convertible Income-Producing Securities. Under normal market conditions, the Fund may invest up to 40% of its Managed Assets in non-convertible income-producing securities of U.S. and non-U.S. issuers, including, but not limited to, corporate bonds, debentures, notes and other similar types of corporate debt instruments, non-convertible preferred stocks, bank loans and loan participations, commercial paper, real estate investment trusts ("REITs") and commercial and other mortgage-related and asset-backed securities, income trust and master limited partnership ("MLP") interests, payment-in-kind securities, credit-linked notes and other securities issued by special purpose or structured vehicles, zero coupon bonds, certificates of deposit, fixed time deposits, bankers' acceptances and U.S. or foreign government obligations. The Investment Manager typically applies a similar research approach when buying and selling non-convertible income-producing securities for the Fund, which includes:


              o analyzing the creditworthiness of the security, with an emphasis on the issuing company's cash flow, interest coverage, balance sheet structure, and assets, and assessment of the subordination of the security within the capital structure;

              o   analyzing the business fundamentals of the issuing company;
                  and

              o monitoring the portfolio on a continual basis to determine whether each security is maintaining its investment potential.


         Foreign Securities. Under normal market conditions, the Fund will invest at least 50% of its Managed Assets in securities of non-U.S. issuers, including but not limited to, foreign convertible securities and non-convertible income-producing securities, foreign equity securities (including preferred securities of foreign issuers), foreign bank obligations and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supernational entities. The Fund's investments in foreign issuers may include investments in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other depositary receipts. The Fund anticipates that it will invest in securities of issuers located in a number of countries throughout the world, but the actual number of countries represented in the Fund's portfolio will vary over time. Under normal market conditions, the Fund will invest in the securities of issuers located in at least three different countries, including the United States, and initially expects to invest in securities of issuers located in approximately 10 to 15 countries.


         Derivatives. The Fund may utilize derivative instruments (which derive their value by reference to another instrument, security or index) for investment purposes, such as obtaining investment exposure to either of the Fund's principal investment categories; risk management purposes, such as hedging against fluctuations in securities prices or interest rates; diversification purposes; or to manage the duration of the Fund. The derivative instruments in which the Fund may invest, include, but are not limited to, futures contracts on securities, indices, other financial instruments or currencies, options on futures contracts and exchange traded and over-the-counter options on securities, indices or currencies; interest rate swaps; total return swaps; credit default swaps; forward rate contracts and options thereon; structured notes and foreign exchange hedging instruments.

         Covered Call Option Strategy. In furtherance of the Fund's investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on up to 25% of the securities held in the portfolio of the Fund, to seek to generate current gains from option premiums as a means to enhance distributions payable to the holders of common shares. The Fund will follow a strategy known as "covered call option writing," which is a strategy designed to produce current gains from option premiums and offset a portion of a market decline in the underlying security. Call options are contracts representing the right to purchase a security at a specified price (the "strike price") at or before a specified future date (the "expiration date"). The Fund will only "sell" or "write" options on securities held in the Fund's portfolio. It may not sell "naked" call options, i.e., options on securities that are not held by the Fund or on more shares of a security than are held in the Fund's portfolio.




         Credit Quality. The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality (rated below Baa3- by Moody's Investors Services, Inc. ("Moody's") or below BBB- by Standard & Poor's Rating Group ("S&P") and Fitch Ratings ("Fitch") or, if unrated, determined by the Investment Manager to be of comparable quality). Both the convertible securities and the income-producing securities in which the Fund will invest may be lower grade securities. Lower grade securities often trade like equity securities rather than debt and are typically more volatile and less liquid than highly rated securities. Under normal market conditions, the Fund will maintain a minimum weighted average portfolio rating of investment grade.


Portfolio Contents

         General. The Fund's portfolio will be composed principally of the following investments. Additional information regarding the Fund's investment policies and restrictions and the Fund's portfolio investments are contained in the Statement of Additional Information.

         Convertible Securities. A convertible security is a debt security or preferred stock that is exchangeable for an equity security of the issuer at a predetermined price. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

         The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

         If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

         Mandatory convertible securities may combine features of both equity and debt securities. Normally they have a mandatory conversion feature and an adjustable conversion ratio. Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment. Another type of mandatory convertible security is the "equity-linked" debt security, having principal amount at maturity that depends on the performance of a specified equity security, such as the issuer's common stock. Their values can also be affected by interest rate changes and credit risks of the issuer. They may be structured in a way that limits their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Also, they may be less liquid than other convertible securities.


         Synthetic Convertible Securities. The Fund may also invest in "synthetic" convertible securities that are created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., an income security ("income security component") and the right to acquire an equity security ("convertible component"). The income security component is achieved by investing in non-convertible income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic convertible securities may also be created using a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. The Fund may purchase synthetic securities created by other parties, typically investment banks (including convertible structured notes), and may also, to a lesser extent, create synthetic convertible securities by purchasing separate component securities. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. In certain circumstances, purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. The Fund's holdings of synthetic convertible securities are considered convertible securities for purposes of the Fund's investment policies.


         Foreign Securities. The Fund invests in securities of non-U.S. issuers, including but not limited to, foreign convertible securities and non-convertible income-producing securities, foreign equity securities (including preferred securities of foreign issuers), foreign bank obligations and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supernational entities.


         The value of foreign securities and obligations is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

         Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets are less than in the United States and securities and obligations of some foreign companies are less liquid and more volatile than securities and obligations of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the U.S. mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities and obligations before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities and obligations of some foreign issuers may be less liquid and more volatile than those of comparable U.S. companies.

         Since the Fund may invest in securities and obligations denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments in U.S. dollars. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.


         Depositary Receipts. The Fund's investments in foreign issuers may include ADRs, GDRs, EDRs and other depositary receipts. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. GDRs and EDRs may be offered privately in the United States and also trade in public or private markets in other countries. Depositary receipts may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Although depositary receipts are alternatives to directly purchasing the underlying foreign securities, they continue to be subject to many of the risks associated with investing directly in foreign securities.


         Eurodollar Obligations. Other foreign securities in which the Fund may invest include Eurodollar obligations and "Yankee Dollar" obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit, time deposits and debt issues issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

         Brady Bonds. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having four valuation components: (i) the collateralized repaymen t of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the "residual risk"). Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

         Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Non-Convertible Income-Producing Securities. The Fund's investments in non-convertible income-producing securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features as well as a broad range of maturities.

         Corporate Bonds. The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date.

         Preferred Stocks. The Fund may invest in preferred stocks. The preferred stocks in which the Fund typically will invest will be convertible securities. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in the company. Some preferred stocks offer a fixed rate of return with no maturity date. Because they never mature, these preferred stocks act like long-term bonds and can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stocks represent an equity ownership interest in a company, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects, or to fluctuations in the equity markets.


         Lower-Grade Securities. The Fund may invest in securities rated below investment grade. Both the convertible securities and the income-producing securities in which the Fund will invest may be lower grade securities. Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupon of such securities. Accordingly, lower grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupons. The higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund's relative share price volatility.


         Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

         The ratings of Moody's, S&P and the other rating agencies are their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Investment Manager also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund's ability to achieve its investment objective will be more dependent on the Investment Manager's credit analysis than would be the case when the Fund invests in rated securities.

         Bank Loans and Loan Participation. The Fund may invest in loans and participations therein originated by banks and other financial institutions, typically referred to as "bank loans." The Fund's investments may include loans of a type generally incurred by borrowers in connection with highly leveraged transactions, often to finance internal growth, acquisitions, mergers or stock purchases, or for other reasons. As a result of the additional debt incurred by the borrower in the course of the transaction, the borrower's creditworthiness is often judged by the rating agencies to be below investment grade. Such loans are typically private corporate loans which are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks and financial institutions. In order to induce the lenders to extend credit and to offer a favorable interest rate, the borrower often provides the lenders with extensive information about its business which is not generally available to the public.

         Bank loans often contain restrictive covenants designed to limit the activities of the borrower in an effort to protect the right of lenders to receive timely payments of principal and interest. Such covenants may include restrictions on dividend payments, specific mandatory minimum financial ratios, limits on total debt and other financial tests. Bank loans usually have shorter terms than subordinated obligations and may require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities. The bank loans and other debt obligations to be acquired by the Fund are likely to be below investment grade.


         The Fund may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and any associated collateral. A participation interest in a portion of a debt obligation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with either the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

         Purchasers of bank loans are predominantly commercial banks, investment funds and investment banks. As secondary market trading volumes increase, new bank loans frequently adopt standardized documentation to facilitate loan trading which should improve market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, the limited universe of eligible purchasers and the private syndication of the loan, bank loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the bank loan market has been small relative to the high-yield debt market.


         Bank Obligations. The Fund may invest in certain bank obligations, including certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

         U.S. Government Securities. The Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

         Credit-Linked Notes. The Fund may invest in credit-linked notes ("CLN"), a form of debt note where the payment of principal is based on the performance of a specified reference obligation. Credit-linked notes are typically collateralized with a portfolio of high quality debt obligations. Credit-linked notes are issued from a trust or other special purpose vehicle that pays a fixed or floating coupon during the life of the note. At maturity, note holders receive par unless the referenced credit obligation defaults or declares bankruptcy, in which case they receive an amount determined by the recovery rate. Transactions in CLNs involve certain risks, including the risk that the seller may be unable to fulfill the terms of the instrument. In addition to the credit risk of the reference obligation and interest rate risk, the buyer of the CLN is subject to counterparty risk.


         Income Trust Interests. Income trusts are generally structured to own debt and equity of an underlying entity that carries on an active business (typically natural resource or energy related), or a royalty in revenues generated by the assets thereof. The income trust structure was developed to facilitate distributions to investors on a tax-efficient basis. The projected life of distributions and the sustainability of distribution levels tend to vary with the nature of the business underlying an income trust. The variety of businesses upon which income trusts have been created is broad, both in the nature of the underlying industry and assets and in geographic location.

     o U.S. Royalty Trusts. Income trusts in the United States, typically referred to as "U.S. royalty trusts, " passively manage net working interests and royalties in mature oil and gas producing properties in the United States. Unit holders generally receive most of the cash flows from these investments in the form of distributions. The U.S. royalty trusts do not acquire new properties, operate the existing properties within the trust, hedge production, or issue new equity or debt.

     o Canadian Income Trusts. Income trusts in Canada, typically referred to as Canadian oil and gas trusts or "Canadian income trusts," engage in the acquisition, development and production of natural gas and crude oil. These trusts generally seek to establish, maintain or expand their reserves through development drilling activities and/or acquisitions of producing companies or proven oil and gas reserves. Such investments and acquisitions are funded through internally generated cash-flow, the issuance of debt and additional equity. Successfully replacing reserves enables Canadian income trusts to offset natural production declines and maintain cash distribution levels. Unlike oil and gas exploration and production companies, Canadian income trusts generally do not engage in exploration activities that require substantial capital expenditures and carry a greater risk of drilling unproductive wells, or dry holes. To mitigate commodity price risks, many Canadian income trusts regularly engage in oil and gas hedging strategies. Under Canadian tax laws, a Canadian income trust generally can reduce its taxable income to zero by paying (or making payable) all of its taxable income (including net realized capital gains) to unitholders, thus avoiding a layer of taxation associated with corporate entities.


         Master Limited Partnerships. MLPs are limited partnerships or limited liability companies that are taxed as partnerships and whose interests (limited partnership units or limited liability company units) are traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners. The general partner manages the partnership, has an ownership stake in the partnership and is eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership and receive cash distributions. Currently, most MLPs operate in the energy, natural resources or real estate sectors.


         Zero-Coupon Bonds and "Step-Up" Bonds. The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current Federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to potentially avoid liability for Federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of Fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Tax Matters."

         Like zero-coupon bonds, "step up" bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security.

         Pay-In-Kind Securities. The Fund may invest pay-in-kind, or "PIK," securities. PIK securities are securities which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, PIK securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of

PIK securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current Federal tax law requires the holder of certain PIK securities to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

         Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.


         REITs and Other Mortgage-Related and Asset-Backed Securities. The Fund may invest in REITs. REITs primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.


         Other mortgage-related securities include debt instruments which provide periodic payments consisting of interest and/or principal that are derived from or related to payments of interest and/or principal on underlying mortgages. Additional payments on mortgage-related securities may be made out of unscheduled prepayments of principal resulting from the sale of the underlying property or from refinancing or foreclosure, net of fees or costs that may be incurred.

         The Fund may invest in commercial mortgage-related securities issued by corporations. These are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. They may pay fixed or adjustable rates of interest. The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and difficult to value. Commercial mortgage loans tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they may have a significant principal balance, or "balloon" payment, due on maturity. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

         Other mortgage-related securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), mortgage dollar rolls, CMO residuals (other than residual interests in real estate mortgage investment conduits), stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

         The Fund may invest in other types of asset-backed securities that are offered in the marketplace. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence of, or defalcation by, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

         Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, the Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.

         Equity Securities. Consistent with its objective, the Fund may invest in equity securities. The Fund may invest in equity securities of issuers of any market capitalization. Equity securities are securities of a corporation or other entity that, in the case of common stocks, entitle the holder to a pro rata interest in the profits of the corporation, if any, without preference over any other class of securities, including the company's debt securities, preferred stock and other senior equity securities or, in the case of preferred stocks, has a preference over common stock in liquidation (and generally as to dividends as well), but is subordinated to the liabilities of the issuer in all respects. Although equity securities have historically generated higher average total returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the Fund.

         Covered Call Options. The Fund intends to employ an option strategy of writing (selling) covered call options on up to 25% of the Fund's securities. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Certain options, known as "American style" options may be exercised at any time during the term of the option. Other options, known as "European style" options, may be exercised only on the expiration date of the option. Since virtually all options on individual stocks trade American style, the Investment Manager believes that substantially all of the options written by the Fund will be American style options.


         The Fund will write call options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Investment Manager (in accordance with procedures established by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is
(i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Manager as described above.

         If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option when purchased. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing transaction is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. Net gains from the Fund's option strategy will be short-term capital gains which, for federal income tax purposes, will constitute net investment company taxable income.

         The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date. The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as an asset and equivalent liability. The Fund then adjusts the liability to the market value of the option. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         The Fund will follow a strategy known as "covered call option writing," which is a strategy designed to produce income and offset a portion of a market decline in the underlying security. This strategy will be the Fund's primary investment strategy. The Fund will only "sell" or "write" options on securities held in the Fund's portfolio. It may not sell "naked" call options, i.e., options representing more shares of the security than are held in the portfolio. The Fund will consider a call option written with respect to a security underlying a convertible security to be covered so long as (i) the convertible security, pursuant to its terms, grants to the holders of such security the right to convert the convertible security into the underlying security and (ii) the convertible security, upon conversion, will convert into enough shares of the underlying security to cover the call option written by the Fund. In addition, if the Fund writes an option on a security underlying a convertible security, the Fund will segregate liquid assets in an amount equal to any liability that may be created if the Fund were required to exercise its conversion right in order to acquire the underlying security to cover the option. This strategy will ensure that the option is covered and that the Fund is not deemed to have created a senior security in writing the option.

         The standard contract size for a single option is 100 shares of the underlying security. There are four items needed to identify any option: (1) the underlying security; (2) the expiration month; (3) the strike price; and
(4) the type (call or put).

         A call option whose strike price is above the current price of the underlying stock is called "out-of-the-money." Most of the options that will be sold by the Fund are expected to be out-of-the-money, allowing for potential appreciation in addition to the proceeds from the sale of the option. An option whose strike price is below the current price of the underlying stock is called "in-the-money" and will be sold by the Fund as a defensive measure to protect against a possible decline in the underlying stock.

         For conventional listed call options, the option's expiration date can be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. It is anticipated that most options that are written against Fund security holdings will be repurchased prior to the option's expiration date, generating a gain or loss in the options. If the options were not to be repurchased, the option holder would exercise their rights and buy the security from the Fund at the strike price if the security traded at a higher price than the strike price. In general, the Fund intends to continue to hold its securities rather than allowing them to be called away by the option holders.

         Option contracts are originated and standardized by an independent entity called the OCC. Currently, options are available on over [2,300] stocks with new listings added periodically. The Fund will write (sell) call options that are generally issued, guaranteed and cleared by the OCC. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, NYSE, Pacific Stock Exchange, Philadelphia Stock Exchange or various other U.S. options exchanges. The Fund may also sell options in the over the counter market and on non-U.S. exchanges.

         The Fund may also, to a limited extent, write covered put options. A put option on a security is "covered" if the Fund segregates assets determined to be liquid by the Investment Manager equal to the exercise price, as described above. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Manager as described above.

         Restricted and Illiquid Securities. The Fund may invest without limit in illiquid securities. The Fund may also invest without limit in Rule 144A Securities. Although many of the Rule 144A Securities in which the Fund invests may be, in the view of the Investment Manager, liquid, if qualified institutional buyers are unwilling to purchase these Rule 144A Securities, they may become illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so.

         Swaps. The Fund may invest in swap contracts. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) on different currencies, securities, baskets of currencies or securities, indices or other instruments, which returns are calculated with respect to a "notional value," i.e., the designated reference amount of exposure to the underlying instruments.


         The net amount of the excess, if any, of the Fund's swap obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Investment Manager will require counterparties to have a minimum credit rating of [A] from Moody's (or comparable rating from another Rating Agency) and monitors such rating on an on-going basis. If the other party to a swap contract defaults, the Fund's risk of loss will consist of the net amount of payments that the Fund is contractually entitled to receive. Under such circumstances, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Swap instruments are not exchange-listed securities and may be traded only in the over-the-counter market.


         Credit default swaps. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the

         Fund would normally pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it normally receives a stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would add the equivalent of leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund may enter into credit default swap contracts and baskets thereof for investment and risk management purposes, including diversification.

         Total return swaps. Total return swaps are contracts in which one party agrees to make payments of the total return from the designated underlying asset(s), which may include securities, baskets of securities, securities indices, loans or other instruments, during the specified period, in return for receiving payments equal to a fixed or floating rate of interest or the total return from another designated underlying asset(s). For example, as an alternative to a direct investment in a bank loan, the Fund could instead enter into a total return swap and receive the total return of the bank loan, in exchange for a floating rate payment to the swap counterparty.

         Currency swaps. Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

         Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).

         The use of credit default, total return, currency, interest rate and other swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

         SAMIs. The Fund may invest in a derivative instruments known as SAMIs, which provides investors with exposure to a reference basket of bank loans. SAMIs were created and originally issued by Credit Suisse First Boston ("CSFB") (now Credit Suisse Group) to provide a convenient method for buying or selling protection on a basket of credit default swaps. SAMIs were designed to track the CSFB Leveraged Loan Index. SAMIs now trade on the secondary market. When holding SAMI positions, the Fund currently intends to segregate liquid assets and/or cash equal to the market value of the basket of credit default swaps underlying the SAMI. SAMIs are structured as floating-rate instruments and consist of a basket of credit default swaps whose underlying reference investments are bank loans. While investing in SAMIs will increase the universe of floating rate debt investments to which the Fund is exposed, such investments entail risks that are not typically associated with investments in other floating-rate debt investments. The liquidity of the market for SAMIs will be subject to liquidity in the bank loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally below. Among other derivatives-related risks, the Fund will be subject to the risk that the counterparty in a derivative transaction will default on its obligations. Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in prices of reference instruments, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on positions. The potential loss on derivative instruments may be substantial relative to the initial investment therein. See "Risks--Strategic Transactions Risk."

         Other Investment Companies. The Fund may invest up to 10% of its Managed Assets in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations. In addition, these other investment companies may utilize financial leverage and will therefore be subject to additional risks.

         Structured Investments. The Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or a trust, of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued
Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

         The Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the Investment Company Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the Investment Company Act. Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

         Warrants. The Fund may acquire warrants for equity securities and debt securities that are acquired as units with debt securities. Warrants are securities permitting, but not obligating, their holder to subscribe to other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. The Fund does not intend to retain in its portfolio any common stock received upon the exercise of a warrant and will sell the common stock as promptly as practicable and in the manner that it believes will reduce its risk of a loss in connection with the sale.


         Dividend Capture Trading. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund sells a stock on or shortly after the stock's ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, the Fund may receive more dividend payments over a given period of time than if it held a single stock. Receipt of a greater number of dividend payments during a given time period could augment the total amount of dividend income the Fund receives over this period. For example, during the course of a single year it may be possible through dividend capture trading for the Fund to receive five or more dividend payments with respect to Fund assets attributable to dividend capture trading where it may only have received four payments in a hold-only strategy. The Fund also may seek to maximize the level of dividend income that the Fund receives by identifying special dividend situations, such as those in which companies decide to return large cash balances to shareholders as one-time dividend payments (e.g., due to a restructuring or recent strong operating performance). Other special dividends may arise in a variety of situations.

         The use of dividend capture trading will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading. The Fund's dividend capture trading may limit the Fund's ability to meet certain holding period requirements for dividends that it receives to qualify for the reduced federal income tax rates applicable to certain qualified dividends. As a result, there can be no assurance as to what portion, if any, of the Fund's distributions will be designated as qualified dividend income for federal income tax purposes.
See "Federal Income Tax Matters."


         Strategic Transactions. In addition to the derivatives instruments and strategies described elsewhere in this Prospectus, the Fund may, but is not required to, use various strategic transactions described below to generate total return, facilitate portfolio management and mitigate risks. Such strategic transactions are generally accepted as part of modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Investment Manager seeks to use the practices to further the Fund's investment objective, no assurance can be given that these practices will achieve this result.

         The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments and purchase securities for delayed settlement. Collectively, all of the above are referred to as "Strategic Transactions."
The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund's portfolio, or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities. The Fund may use Strategic Transactions to enhance potential gain, although the Fund will not enter into a Strategic Transaction to the extent such Strategic Transaction would cause the Fund to become subject to regulation by the Commodity Futures Trading Commission as a commodity pool.

         Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. The use of Financial Leverage by the Fund, if any, may limit the Fund's ability to use Strategic Transactions. See "Risks -- Leverage Risk."

         A more complete discussion of Strategic Transactions and their risks is contained in the Fund's Statement of Additional Information.

         When Issued and Forward Commitment Securities. The Fund may purchase bonds on a "when issued" basis and may purchase or sell bonds on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When issued and forward commitment securities may be sold prior to the settlement date, but the Fund will enter into when issued and forward commitment securities only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Fund entered into a transaction on a when issued or forward commitment basis, it may segregate with its custodian cash or other liquid securities with a value not less than the value of the when issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

         Defensive and Temporary Investments. Under unusual market or economic conditions or for temporary defensive purposes, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized statistical rating organization or other fixed income securities deemed by the Investment Manager to be consistent with a defensive posture, or may hold cash, including money market funds. During such periods, the Fund may not be able to achieve its investment objective. The yield on such securities may be lower than that of other investments, but the risk of loss of capital is reduced.

         Repurchase Agreements. The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the Fund's custodian in a segregated, safekeeping account for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets. While there is a risk that large fluctuations in the market value of the Fund's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Investment Manager. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's cash available for distribution.

         Dollar Roll Transactions. Borrowings may be made by the Fund through dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

         Lending of Portfolio Securities. The Fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by the Investment Manager to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

         As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At no time would the value of the securities loaned exceed 35% of the value of the Fund's total assets.

         Portfolio Turnover. The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

                           USE OF FINANCIAL LEVERAGE


         The Fund anticipates that under current market conditions it will use Financial Leverage though the issuance of Preferred Shares or Borrowings or other forms of Financial Leverage in an aggregate amount up to 33 1/3% of the Fund's Managed Assets after such issuance and/or borrowing. If issued, the Preferred Shares would have complete priority upon distribution of assets over common shares. The use of Borrowings or the issuance of Preferred Shares would leverage the common shares. Although the timing and other terms of any Borrowings or any offering of Preferred Shares and the terms of such Borrowings or Preferred Shares would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds of any Financial Leverage offering in convertible securities and non-convertible income-producing securities. Preferred Shares will pay dividends based on periodic auctions. Borrowings may be at a fixed or floating rate and generally will be based on short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with Financial Leverage exceeds the Preferred Share dividend rate, as reset periodically, or the interest rate on any Borrowings, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to holders of common shares.

         The concept of leveraging is based on the premise that the cost of the assets to be obtained from Financial Leverage will be based on short term rates, which normally will be lower than the return earned by the Fund on its longer term portfolio investments. Because the total assets of the Fund (including the assets obtained from Financial Leverage) will be invested in the higher yielding portfolio investments or portfolio investments with the potential for total return, the holders of common shares will normally be the beneficiaries of the incremental return. Should the differential between the return on the underlying assets and cost of Financial Leverage narrow, the incremental return "pick-up" will be reduced. Furthermore, if long term rates rise, the net asset value of the common shares will reflect the decline in the value of portfolio holdings resulting therefrom.

         Financial Leverage creates risk for holders of the common shares, including the likelihood of greater volatility of net asset value and market price of the shares, and the risk that fluctuations in interest rates in Borrowings or in the dividend rates on any Preferred Shares may affect the return to the holders of the shares or will result in fluctuations in the dividends paid on the common shares. To the extent total return exceeds the cost of Financial Leverage, the Fund's return will be greater than if Financial Leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of Financial Leverage is less than the cost of Financial Leverage, the Fund's return will be less than if Financial Leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Manager in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return. The fees paid to the Advisor and Investment Manager will be calculated on the basis of the Managed Assets including proceeds from Borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing Financial Leverage, the investment advisory fee payable to the Advisor and Investment Manager will be higher than if the Fund did not utilize a leveraged capital structure. The use of Financial Leverage creates risks and involves special considerations. See "Risks -- Leverage Risk."

         Certain types of Financial Leverage may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies, which may issue ratings for the short term Borrowings or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede the Investment Manager from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.


         As noted above, the Fund is authorized to borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as the settlement of transactions. Under the Investment Company Act of 1940 (the "Investment Company Act"), the Fund generally is not permitted to issue commercial paper or notes or engage in other Borrowings unless, immediately after the Borrowing, the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on the common shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by Borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage.

         The terms of any such Borrowings may require the Fund to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Borrowings over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such Borrowings, which right will be senior to those of the common shareholders. Any such Borrowings may contain provisions limiting certain activities of the Fund, including the payment of dividends to common shareholders in certain circumstances. Any Borrowings will likely be ranked senior or equal to all other existing and future Borrowings of the Fund.

         Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation preference of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred

Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the common shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the common shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares voting as a separate class. The remaining trustees of the Fund will be elected by holders of common shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund. If the Fund issues Preferred Shares, the common shareholders will bear the offering costs of the issuance of any Preferred Shares, which are currently expected to be approximately [o] of the gross proceeds of the Preferred Share offering.


         The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Effects of Leverage


         Assuming that the Preferred Shares will represent approximately 33 1/3% of the Fund's capital and pay dividends at annual average rate of [o]%, the income generated by the Fund's portfolio (net of estimated expenses) must exceed [o]% in order to cover the dividend payments specifically related to the Preferred Shares. Of course, these numbers are merely estimates used for illustration. Actual dividend rates on the Preferred Shares will vary frequently and may be significantly higher or lower than the rate estimated above.

         The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of Financial Leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See "Risks." The table further reflects the issuance of Preferred Shares representing 33 1/3% of the Fund's capital, net of expenses, and the Fund's currently projected annual Preferred Share dividend or other Financial Leverage interest rate of [o]%.




Assumed Portfolio Total Return (Net of Expenses)........      (10)%       (5)%       0%       5%       10%
Common Share Total Return...............................     ([o])%     ([o])%    ([o])%    [o]%      [o]%




         Common share total return is composed of two elements--the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on its Preferred Shares) and gains or losses on the value of the securities the Fund owns. The table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the income it receives on its security investments is entirely offset by losses in the value of those investments.


         Unless and until the Fund uses Financial Leverage, this section will not apply.

Interest Rate Transactions

         In connection with the Fund's anticipated use of Financial Leverage, the Fund may, but is not required to, enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed-rate payment in exchange for the counterparty's paying the Fund a variable rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Financial Leverage. The payment obligation would be based on the notional amount of the swap, which will not exceed the amount of the Fund's Financial Leverage. Such interest rate transactions are Strategic Transactions, as described under "--The Fund's Investments" above. The Fund may choose or be required to redeem some or all Fund Preferred Shares or prepay any Borrowings. Such a redemption or prepayment would likely result in the Fund's seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in a termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund. There may also be penalties associated with early termination.

                                     RISKS

         Risk is inherent in all investing. Therefore, before investing in the Fund's common shares, you should consider the following risks carefully. The Fund is intended for investors seeking current income and capital appreciation. The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and is not meant to provide a vehicle for those who wish to play short-term swings in the market. An investment in the common shares of the Fund should not be considered a complete investment program. Each common shareholder should take into account the Fund's investment objective as well as the common shareholder's other investments when considering an investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. Your common shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions.

No Operating History

         The Fund is a newly-organized, diversified closed-end management investment company with no operating history.

Investment and Market Discount Risk

         An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. In addition, shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares of the Fund soon after completion of the public offering. The shares of the Fund were designed primarily for long-term investors, and investors in the common shares should not view the Fund as a vehicle for trading purposes. Net asset value will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.

         Whether investors will realize a gain or loss upon the sale of the Fund's common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund's net asset value. Because the market value of the Fund's shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value, or below or above the initial offering price for the shares.

Convertible Securities Risk

         Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines (other than in distressed situations), the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid after the company's creditors but before the company's common stockholders. Consequently, the issuer's convertible securities generally may be viewed as having more risk than its debt securities, but less risk than its common stock.

Synthetic Convertible Securities Risk

         The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Interest Rate Risk

         Convertible securities and non-convertible income-producing securities are subject to certain common risks, including:

         o if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Fund's portfolio generally will decline;

         o during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Lower grade securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the security at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer; and

         o during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

Credit Risk

         Credit risk is the risk that one or more securities in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Fund's investments in convertible and non-convertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or dividends.

Lower Grade Securities Risk


         The Fund may invest in securities of any credit quality, including securities that are of below investment grade quality (rated below Baa3- by Moody's Investors Services, Inc. ("Moody's") or below BBB- by Standard & Poor's Rating Group ("S&P") and Fitch Ratings ("Fitch") or, if unrated, determined by the Investment Manager to be of comparable quality). Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." The value of lower grade securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of lower grade securities are not perceived to be as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are generally more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities tend to be less liquid than if the Fund owned only higher grade securities.

         Debt securities rated below investment grade are speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of such securities. A rating of Ba by Moody's indicates that the issue is judged to have speculative elements and is subject to substantial credit risk. Standard & Poor's assigns a rating of BB to issuers with significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. A rating of C from Moody' represents the lowest rated class of bonds and such issues are typically in default, with little prospect for recovery of principal or interest. Standard & Poor's assigns a rating of C to issuers with the highest degree of speculation. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. See the Statement of Additional Information for a description of Moody's and Standard & Poor's ratings.


         The outstanding principal amount of lower grade securities has proliferated in the past decade as an increasing number of issuers have used lower grade securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Similarly, down-turns in profitability in specific industries could adversely affect the ability of issuers of lower grade securities in those industries to meet their obligations. The market values of lower grade debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower grade securities may have an adverse effect on the Fund's net asset value and the market value of its common shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired. If the Fund holds a security the rating of which is downgraded to a rating of C or below, the Fund will incur significant risk in addition to the risks associated with investments in high yield securities and corporate loans. Distressed securities frequently do not produce income while they are outstanding.

         The secondary market for lower grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. There are fewer dealers in the market for lower grade securities than investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for lower grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

         Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Preferred Securities Risk

         There are special risks associated with investing in preferred equity securities, including:

         Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

         Non-cumulative Dividends. Some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise made payable.

         Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

         Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

         Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may have the right to elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

         Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Foreign Securities Risk

         Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include:

         o less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices;

         o many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the Investment Manager may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers desirable;

         o adverse effect of currency exchange rates or controls on the value of the Fund's investments;

         o the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;

         o economic, political and social developments may adversely affect the securities markets; and

         o withholding and other non-U.S. taxes may decrease the Fund's return.

         There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the United States. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.

         Economies and social and political climate in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Unanticipated political or social developments may also affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries.

         Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Foreign Currency Risk

         The value of the securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

         The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. If the Investment Manager's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, equity securities risk, issuer risk, credit risk, interest rate risk, leveraging risk, counterparty risk, management risk and, if applicable, smaller companies risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when that would be beneficial. The use of derivatives also may increase the amount of taxes payable by shareholders.



Equity Securities Risk

         Equity securities risk is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock in which the Fund may invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Fund. Also, the price of common stock of an issuer is sensitive to general movements in the stock market. A drop in the stock market may depress the price of most or all of the common stocks held by the Fund.

Risk Associated with the Fund's Covered Call Option Writing Strategy

         In addition to the risks associated with the Fund's use of derivative instruments, generally, certain risks may adversely affect the ability of the Fund to successfully implement its covered call option writing strategy. The ability of the Fund to achieve its investment objective of providing total return through a combination of current income, current gains and capital appreciation is partially dependent on the successful implementation of its option strategy.

         Risks Associated with Options on Securities. There are several risks associated with transactions in options on securities used in connection with the Fund's option strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.



         Exchange-Listed Option Risks. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position on an options exchange. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         The hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

         OTC Option Risk. The Fund may write (sell) OTC options. Options written by the Fund with respect to non-U.S. securities, indices or sectors generally will be OTC options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Fund may be required to treat as illiquid securities being used to cover certain written OTC options. The OTC options written by the Fund will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Fund's ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.

Counterparty Risk

         The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Financial Leverage Risk

         Financial Leverage risk is the risk associated with the borrowing of funds and other investment techniques, including the issuance of the Preferred Shares by the Fund, to leverage the common shares.

         Financial Leverage is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses Financial Leverage. For example, Financial Leverage may cause greater swings in the Fund's net asset value or cause the Fund to lose more than it invested. The Fund will also have to pay interest or dividends on its Financial Leverage, reducing the Fund's return. This expense may be greater than the Fund's return on the underlying investment. There is no assurance that the Fund's leveraging strategy will be successful.


         If Financial Leverage is employed, the net asset value and market value of the common shares will be more volatile, and the yield to the holders of common shares will tend to fluctuate with changes in the shorter-term interest rates on the Financial Leverage. If the interest or dividend rate on the Financial Leverage approaches the net rate of return on the Fund's investment portfolio, the benefit of Financial Leverage to the holders of the common shares would be reduced. If the interest or dividend rate on the Financial Leverage exceeds the net rate of return on the Fund's portfolio, the Financial Leverage will result in a lower rate of return to the holders of common shares than if the Fund were not leveraged. The Fund will pay (and the holders of common shares will bear) any costs and expenses relating to any Financial Leverage. Accordingly, the Fund can not assure you that the use of Financial Leverage would result in a higher yield or return to the holders of the common shares.


         Any decline in the net asset value of the Fund's investments will be borne entirely by the holders of common shares which increases the risk of loss to the common shares. Therefore, if the market value of the Fund's portfolio declines, the Financial Leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares. In extreme cases, the Fund might be in danger of failing to maintain the required 200% asset coverage, of losing its ratings on any Preferred Shares issued or the Fund's current investment income might not be sufficient to meet the interest payments on indebtedness or the dividend requirements on any Preferred Shares. In order to counteract such events, the Fund might need to reduce its indebtedness and to liquidate investments or to unwind Strategic Transactions in order to fund a redemption of some or all of the Preferred Shares or to comply with rating agency requirements. Liquidation at times of low security prices may result in capital losses and may reduce returns to the holders of common shares.

         While the Investment Manager may from time to time consider reducing the Fund's use of Financial Leverage in response to actual or anticipated changes in interest or dividend rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Investment Manager will actually reduce the Fund's Financial Leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Investment Manager were to reduce the Fund's use of Financial Leverage based on a prediction about future changes to interest or dividend rates, and that prediction turned out to be incorrect, the reduction in Financial Leverage would likely reduce the income and/or total returns to holder of common shares relative to the circumstance where the Investment Manager had not reduced the Fund's use of Financial Leverage. The Investment Manager may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce the Fund's us of Financial Leverage as described above. When the Fund uses Financial Leverage, the investment advisory fees payable to the Advisor and the Investment Manager will be higher than if the Fund did not use Financial Leverage. Therefore, there may be a conflict of interest.


         Certain types of Financial Leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares, Borrowings or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the Investment Company Act. The Investment Manager does not believe that these covenants or guidelines will impede the Investment Manager from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

Liquidity Risk

         Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Investment Manager's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Smaller Company Risk

         The general risks associated with corporate income-producing and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

REIT, Mortgage-Related and Asset-Backed Securities Risk

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.


         REITs (especially mortgage REITs) are also subject to interest rate risks. Wheninterest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index.

         In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities held by the Fund may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk--the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

         The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Income Trust Risk

         Income trusts are subject to the risk generally applicable to companies in the energy and natural resources sectors, including such as commodity pricing risk, supply and demand risk and depletion risk and exploration risk. The return on the Fund's investments in income trusts will be dependent on the prices for natural gas, natural gas liquids, crude oil, refined petroleum products, coal or other natural resources. These prices may fluctuate widely in response to a variety of factors including global and domestic economic conditions, weather conditions, the supply and price of imported energy commodities, the production and storage levels of energy commodities in certain regions or in the world, political stability, transportation facilities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Income trusts have naturally depleting assets. As a result, in order to maintain or grow their revenues, income trusts or their customers need to maintain or expand their reserves through new sources of supply, the development of existing sources or acquisitions, and the inability to do so may adversely affect the financial performance of the income trusts.


         There are certain tax risks associated with the income trusts in which the Company may invest. These tax risks include the possibility that Canadian and U.S. taxing authorities may challenge the deductibility of certain interest payments and certain other costs and expenses inherent in the structure of certain income trusts, or U.S. taxing authorities could challenge the Fund's treatment of the income trusts in which the Fund invests as corporations or grantor trusts for tax purposes. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the value of the Fund's investments in income trust interests, as well as on the after-tax income available for distribution by the income trusts, which in turn would reduce the cash available to the Fund for distribution to common shareholders. Certain U.S. royalty trusts are treated as grantor trusts for U.S. federal income tax purposes and generally pass through tax items such as income, gain or loss to interest holders on a gross basis. In such cases, the Fund will be required to monitor the individual underlying items of income that it receives from such grantor trusts to determine how it will characterize such income for purposes of meeting the 90% gross income requirement. The extent to which the Fund may invest in securities issued by such trusts may be limited by the Fund's intention to qualify as a registered investment company under the Code. There can be no assurance that future changes to Canadian and U.S. tax laws or tax rules or interpretations thereof would not adversely affect the Fund's investments in income trusts or the value of the Company's common shares.


Master Limited Partnership Risk

         An investment in MLP interests involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP interests have limited control and voting rights on matters affecting the partnership. Holders of MLP interests are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP interests to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP's partnership agreement, or to take other action under the partnership agreement of that MLP would constitute "control" of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. In addition, there are certain tax risks associated with an investment in MLP interests and conflicts of interest exist between common interest holders and the general partner. For example, conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Additionally, holders of MLP interests are also exposed to the risk that they be required to repay amounts to the MLP that are wrongfully distributed to them.

Dividend Capture Trading Risk

         The Fund's dividend capture trading depends upon the Investment Manager's ability to anticipate the dividend policies of the companies in which it chooses to invest and to identify and exploit opportunities such as the announcement of major corporate actions, such as restructuring initiatives or a special dividend, that may lead to high current dividend income. It is difficult to anticipate the level of dividends that companies will pay in any given timeframe. Companies' dividend policies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Challenging economic conditions, affecting either the market as a whole or a specific investment in the Fund's portfolio, may limit the opportunity to benefit from the current dividend policies of the companies in which the Fund invests or may cause such companies to reduce or eliminate their dividends. In addition, a change in the favorable provisions of the federal tax laws may limit the ability of holders of common shares to benefit from dividend increases, may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies. The dividend income received by the Fund may be offset by declines in the price of the securities on which such dividends are issued, which may result in losses to the Fund if the decline in price exceeds the amount of the dividend. The use of dividend capture trades will expose the Fund to increased trading costs. The Fund's dividend capture trading strategy may limit the Fund's ability to meet certain holding period requirements for dividends that it receives to qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended.


Reinvestment Risk

         Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called obligations at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or their overall returns.

Inflation Risk

         Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's common shares and distributions thereon can decline. In addition, during any periods of rising inflation, the interest or dividend rates payable by the Fund on any Financial Leverage the Fund may have issued would likely increase, which would tend to further reduce returns to holders of the Fund's common shares.

Management Risk

         The Investment Manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and there can be no assurance that the investment decisions made by the Investment Manager will prove beneficial to the Fund.

Market Disruption Risk


         The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The war in Iraq also has resulted in recent market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of the war or similar events in the future on the U.S. economy and securities markets.


Anti-Takeover Provisions

         The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Fund issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive holders of common shares of such opportunities.

                            MANAGEMENT OF THE FUND

Trustees and Officers

         The Fund's Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor and the Investment Manager. There are seven trustees of the Fund. Three of the trustees are "interested persons" (as defined in the Investment Company Act). The name and business address of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

Investment Advisor


         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, serves as the investment advisor to the Fund. The Advisor is located at 2455 Corporate West Drive, Lisle, Illinois 60532. The Advisor acts as investment adviser to a number of closed-end and open-end investment companies. As of March 31, 2007, Claymore entities have provided supervision, management, servicing or distribution on $[o] billion in assets through closed-end funds, unit investment trusts, mutual funds, separately managed accounts and exchange-traded funds. Pursuant to the investment advisory agreement between the Advisor and the Fund, the Advisor furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of the Fund's Investment Manager, provides personnel and pays the compensation of all trustees of the Fund who are its affiliates. Claymore Securities, Inc., an affiliate of the Advisor, is an underwriter in the offering being made pursuant to this prospectus. Pursuant to the investment advisory agreement between the Advisor and the Fund, as compensation for the services the Advisor provides to the Fund, the Fund pays the Advisor an annual fee, payable monthly in arrears, at annual rate equal to ..40% of the average weekly value of the Fund's Managed Assets during such month (the "Advisory Fee").

         A discussion regarding the basis for the approval of the investment advisory agreement by the Board of Trustees will be available in the Fund's
initial [semi-]annual report to shareholders, for the period ended      , 2007.


Investment Manager


         Advent Capital Management, LLC, located at 1065 Avenue of the Americas, 31st Floor, New York, New York 10018, acts as the Fund's investment manager. The Investment Manager operates as a limited liability company and had approximately $[o] billion in assets under management as of March 31, 2007. The Investment Manager is majority owned and controlled by Tracy V. Maitland. Advent specializes in managing convertible securities and high yield securities for institutional and individual investors, and members of the investment team at Advent have experience managing convertible and high yield securities, other income securities and equity securities. Advent will be responsible for the day-to-day management of the Fund, which includes the buying and selling of securities for the Fund. Pursuant to an investment management agreement among the Advisor, the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to .60% of the average weekly value of the Fund's Managed Assets during such month (the "Management Fee") for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund's portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all trustees of the Fund who are its affiliates.

         A discussion regarding the basis for the approval of the investment management agreement by the Board of Trustees will be available in the Fund's
initial [semi-]annual report to shareholders, for the period ended      , 2007.


         In addition to the Advisory Fee and the Management Fee, the Fund pays all other costs and expenses of its operations, including the compensation of its trustees (other than those affiliated with the Advisor and the Investment Manager), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses (if any), rating agency fees (if any), listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

Portfolio Management


         The Fund is managed by members of the Investment Manager's investment team. The investment team consists of investment professionals with a variety of specializations. The members of the investment team are jointly responsible for the overall construction of the Fund's portfolio and will each focus more extensively on certain of the Fund's investments pursuant to their respective experience and specialization. As Chief Investment Officer of the Investment Manager, Tracy

Maitland is responsible for the oversight of the investment team. The members of the investment team primarily responsible for the day-to-day management of the Fund's portfolio are:

              o Tracy V. Maitland. Mr. Maitland serves as Chief Investment Officer of Advent Capital Management, LLC (1995-present). Prior to founding Advent, Mr. Maitland was a Director in the Convertible Securities Department in the Capital Markets Division at Merrill Lynch. While at Merrill Lynch for 13 years, Mr. Maitland advised institutions on investing in specific convertible issues in their respective convertible, fixed income and equity portfolios. He is a graduate of Columbia University.

              o F. Barry Nelson, CFA. Mr. Nelson is a Senior Vice President of Advent Capital Management, LLC (1996-present) and serves as Co-Portfolio Manager on the Advent Balanced Convertible Strategy, Advent Convertible Income Strategy and on the closed-end funds. Prior to joining Advent, Mr. Nelson was Lead Manager of Value Line Convertible Fund and the Value Line Multinational Fund, and was Research Director of Value Line Convertibles Survey. He is a graduate of New York University and St. John's University Business School.





              o Hart Woodson. Mr. Woodson is a Managing Director of Advent Capital Management (2006-present) and serves a co-portfolio manager on the Advent Global Convertible Strategy. In 2002 he wrote the book Global Convertible Investing. Prior to joining Advent, Mr. Woodson was a Senior Vice President at GAMCO Investors, Inc. and its predecessor Gabelli Asset Management (1993-2006) where he managed the Gabelli Global Convertible Securities Fund since its inception in 1994. Prior to joining Gabelli Asset Management, Mr. Woodson was a Vice President of ABN AMRO Bank in The Netherlands in New Issues and Syndication. Earlier, he worked for AMRO Bank in New York in the Capital Markets Group. He was also a Credit Analyst at Meridien International Bank. He received his undergraduate degree from Trinity College and received his master's degree from Columbia University.

              o David Hulme, ASIP. Mr. Hulme is a Managing Director of Advent Capital Management (2002-present). His primary responsibility is fundamental securities research and he serves as an Associate Portfolio Manager on the Balanced Convertible Strategy. Prior to joining Advent, Mr. Hulme was an Investment Director and Portfolio Manager at Van Eck Global Asset Management (1998-2002), where he co-managed global emerging market equity funds. He previously worked as an Investment Analyst at Peregrine Asset Management and was a Deputy Manager of the Financial Markets Group at PriceWaterhouse. He is a graduate of Cambridge University. Mr. Hulme is an Associate of the UK Society of Investment Professionals. He is also a member of the Association of Chartered Accountants, which is the U.K. equivalent of a Certified Public Accountant.

              o Paul L. Latronica. Mr. Latronica is a Managing Director of Advent Capital Management (1997-present) whose responsibilities include investment analysis. Prior to joining Advent, Mr. Latronica worked two terms at Alliance Capital Management where he was an Account Manager for the International Closed End Division and also a Portfolio Accountant in the Municipal Bond Division . Between those positions at Alliance, he worked as an Administrator in Fixed Income Portfolios at Oppenheimer Capital Management. He is a graduate of Franklin & Marshall College and Fordham University Business School.

              o Drew S. Hanson. Mr. Hanson is a Managing Director of Advent Capital Management (2004-present) and serves as the Research Director and Associate Portfolio Manager for the Advent Credit Opportunity Strategy. Prior to joining Advent, Mr. Hanson was Director of Research at Chatham Asset Management (2003-2004), where he focused on the high yield and leveraged loan markets for Chatham's credit hedge fund. Prior to that, Mr. Hanson was Executive Director, High Yield Research at Morgan Stanley (2001-2002) and a Director, High Yield Research at Credit Suisse First Boston and its predecessor DLJ (1997-2001). Mr. Hanson has also worked at Toronto Dominion Bank as part of the bank loan syndication group. He graduated with an MBA from the Kellogg Graduate School of Business and a BA from the University of Washington.

         The Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Fund.

                                NET ASSET VALUE


         The net asset value of the common shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. Net asset value per common share will be determined as of the close of regular trading on the New York Stock Exchange on each day on which there is a regular trading session on the New York Stock Exchange. The Fund calculates net asset value per common share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding preferred shares of the Fund from the Fund's Managed Assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of common shares of the Fund outstanding. The Administrator will be responsible for calculating the net asset value per common share, and the Advisor will be responsible for posting such calculation on the Fund's website (www.adventclaymore.com). Valuations of many securities expected to be in the Fund's portfolio may be made by a third party pricing service.


         For purposes of determining the net asset value of the Fund, if a security is traded on an exchange or national securities market, such security will be valued at the last sales price on the exchange or the national securities market on which it is primarily traded or, if there is no last sales price available for such security, or if a security is not traded on an exchange or national securities market, the mean of the closing bid and asked prices on such day for any such security is used. If a security, including a synthetic convertible security, is not traded on an exchange or national securities market and no bid or asked prices are quoted for such security on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value.

                                 DISTRIBUTIONS


         The Fund intends to distribute monthly all or a portion of its investment company taxable income to holders of common shares. In addition, the Fund intends to distribute any net long-term capital gain to holders of common shares as long-term gain dividends at least annually. It is expected that the initial monthly dividend on the Fund's common shares will be declared within approximately 60 days after completion of this offering and that such dividend will be paid approximately 90 days after completion of this offering.

         The Fund expects that dividends paid on the common chares will consist primarily of (i) investment company taxable income, which includes, among other things, ordinary income, short-term capital gain (for example, premiums earned in connection with the Fund's covered call option strategy) and income from certain hedging and interest rate transactions, and (ii) long-term capital gain (gain from the sale of a capital asset held longer than one year). A portion of the Fund's investment company taxable income may consist of qualified dividend income (income from certain equity investments in domestic and certain foreign corporations); however, Fund does not expect this portion of its net investment income (and correspondingly its distributions) to be significant. The Fund cannot assure you as to what percentage of the dividends paid on the common shares, if any, will consist of long-term capital gains, which are taxed at lower rates for individuals than ordinary income. For individuals, the maximum federal income tax rate on qualified dividend income is currently 15%, on long-term capital gains is currently 15% and on other types of income, including from premiums from the Fund covered call option strategy, is currently 35%. These tax rates are scheduled to apply for taxable years beginning before January 1, 2011. The Fund cannot assure you, however, as to what percentage of the dividends paid on the common shares, if any, will consist of qualified dividend income or long-term capital gains, which are taxed at lower rates for individuals than ordinary income.

         Pursuant to the requirements of the Investment Company Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each such distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the monthly distribution which, in the Fund's good faith judgment, constitutes long-term capital gain, short-term capital gain, investment company taxable income or a return of capital. The actual character of such dividend distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund's full year performance and its actual net investment company taxable income and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the monthly estimates.

         Various factors will affect the level of the Fund's income, including the asset mix, the amount of income on the options written by the Fund, the average maturity of the Fund's portfolio, the amount of Financial Leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain more stable monthly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period, and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Undistributed net investment income is included in the Common Shares' net asset value, and, correspondingly, distributions from net investment income will reduce the Common Shares' net asset value.


         If you hold your common shares in your own name or if you hold your common shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash, all dividends and distributions that are declared by the Fund will be automatically reinvested in additional common shares of the Fund pursuant to the Plan. If you hold your common shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial adviser for more information. See "Dividend Reinvestment Plan."


                          DIVIDEND REINVESTMENT PLAN


         Unless the registered owner of common shares elects to receive cash by contacting The Bank of New York (the "Plan Administrator") administrator for shareholders in the Plan, all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, in additional common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by The Bank of New York, as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting The Bank of New York, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.


         The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay [monthly/quarterly] income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

         The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

         In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

         There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of shares through the Plan Administrator are subject to brokerage commissions.

         The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

         All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217, phone number (718) 315-4818.

                             DESCRIPTION OF SHARES

Common Shares


         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of February 26, 2007. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Fund, including, if applicable, charges of distribution, of the custodian and of the transfer agent, by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. Whenever Preferred Shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. See "--Preferred Shares" below. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.


         The Fund has no present intention of offering any additional shares other than the Preferred Shares and common shares issued under the Fund's Dividend Reinvestment Plan. Any additional offerings of shares will require approval by the Fund's Board of Trustees. Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund's outstanding voting securities.


         The Fund anticipates that its common shares will be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "AGC".


         The Fund's net asset value per share generally increases and decreases based on the market value of the Fund's securities, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and organization and offering expenses paid by the Fund. See "Use of Proceeds."

         Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest predominantly in convertible securities and non-convertible income securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See "Borrowings and Preferred Shares" and the Statement of Additional Information under "Repurchase of Common Shares."

Preferred Shares

         The Agreement and Declaration of Trust provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the common shares. Holders of Common shares have no preemptive right to purchase any Preferred Shares that might be issued.


         The Fund may elect to issue Preferred Shares as part of its leverage strategy. If Preferred Shares are issued, the Fund currently intends to issue Preferred Shares representing no more than 33 1/3% of the Fund's Managed Assets immediately after the Preferred Shares are issued. The Board of Trustees also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund. We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.


         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

         Voting Rights. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

         The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred

Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

         Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the common shares, while any resale of shares by the Fund will increase that leverage.

         The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Agreement and Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

         CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

         The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

         The 5% holder transactions subject to these special approval requirements are:

         o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

         o the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

         o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

         o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Fund to an open-end investment company would require the redemption of any outstanding Preferred Shares, which could eliminate or alter the leveraged capital structure of the Fund with respect to the common shares, if the Fund utilizes such a structure. Following any such conversion, it is also possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load. The Board of Trustees believes, however, that the closed-end structure is desirable in light of the Fund's investment objective and policies. Therefore, you should assume that it is not likely that the Board of Trustees would vote to convert the Fund to an open-end fund.

         To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund shall be required.

         For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the Investment Company Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

                           CLOSED-END FUND STRUCTURE

         The Fund is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as Financial Leverage and investments in illiquid securities.

         Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The Board of Trustees might also consider converting the Fund to an open-end mutual fund, which would also require a vote of the shareholders of the Fund.

                          REPURCHASE OF COMMON SHARES

         Shares of closed-end investment companies often trade at a discount to their net asset values, and the Fund's common shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Fund's common shares will be determined by such factors as relative demand for and supply of such common shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund. See "Net Asset Value." Although the Fund's common shareholders will not have the right to redeem their common shares, the Fund may take action to repurchase common shares in the open market or make tender offers for its common shares. This may have the effect of reducing any market discount from net asset value.

         There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Fund's common shares, you should be aware that the acquisition of common shares by the Fund will decrease the capital of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act and the principal stock exchange on which the common shares are traded.

                                  TAX MATTERS

U.S. Federal Income Tax Matters

         The discussion below and in the Statement of Additional Information provides general U.S. federal income tax information related to an investment in the Fund's common shares. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders (including shareholders owning a large position in the Fund), and the discussions set forth here and in the Statement of Additional Information do not constitute tax advice. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Fund.

         The Fund intends to elect and to qualify for special tax treatment afforded to a regulated investment company under Subchapter M of the Code. In order to qualify the Fund must satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute at least annually substantially all of such income.


         Distributions paid to you by the Fund from its investment company taxable income, which includes the excess of net short-term capital gains over net long-term capital losses (together referred to hereinafter as "ordinary income dividends"), are generally taxable to you as ordinary income to the extent of the Fund's earnings and profits. Such distributions (if designated by the Fund) may, however, qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund's income consists of dividend income from U.S. corporations, and (ii) for taxable years through December 31, 2010, as qualified dividend income eligible for the reduced maximum U.S. federal rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive tax treaty with the United States, or whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). The Fund does not expect that a significant portion of its net investment income (and correspondingly its distributions) will consist of qualified dividend income. There can be no assurance as to what portion of the Fund's ordinary income dividends will constitute qualified dividend income. Distributions made to you from net capital gain, which is the excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to you but retained by the Fund, are taxable to you as long-term capital gains if they have been properly designated by the Fund, regardless of the length of time you have owned common shares of the Fund. The maximum U.S. federal tax rate on net long-term capital gain of individuals is generally 15% (5% for individuals in lower brackets) for such gain realized before January 1, 2011. There can be no assurance as to what portion of the Fund's distributions, if any, will consist of long-term capital gains.


         If, for any calendar year, the Fund's total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder's tax basis in the common shares. The amount treated as a tax-free return of capital will reduce a shareholder's tax basis in the common shares, thereby increasing such shareholder's potential gain or reducing his or her potential loss on the sale of the common shares. Any amounts distributed to a shareholder in excess of his or her tax basis in the common shares will be taxable to the shareholder as capital gain (assuming the common shares are held as a capital asset).

         Generally, not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amount of any ordinary income dividends or capital gain dividends and other distributions.

         The sale or other disposition of common shares of the Fund will generally result in gain or loss to you, and will be long-term capital gain or loss if the common shares have been held for more than one year at the time of sale and are a capital asset in your hands. Any loss upon the sale or exchange of Fund common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. Any loss you realize on a sale or exchange of common shares of the Fund will be disallowed if you acquire other common shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the common shares. In such case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional common shares of the Fund. If the Fund pays you a dividend or makes a distribution in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend or distribution will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend or distribution was declared.

         The Fund is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends or distributions and certain other payments paid to non-corporate holders of the Fund's common shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

         The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Fund and its shareholders can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, foreign, state, local income or other taxes.

                                 UNDERWRITING


         Subject to the terms and conditions of a purchase agreement dated     ,
2007, each underwriter named below, for which Merrill Lynch, Pierce, Fenner & Smith Incorporated is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

                                                                    Number of
         Underwriter                                              Common Shares
         Merrill Lynch, Pierce, Fenner & Smith
                Incorporated ...................................


                                                                    -----------

         Total..................................................
                                                                    ===========

         The purchase agreement provides that the obligations of the underwriters to purchase the common shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated to purchase all the common shares sold under the purchase agreement if any of the common shares are purchased. In the purchase agreement, the Fund, the Advisor and the Investment Manager have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute payments the underwriters may be required to make for any of those liabilities.

Commissions and Discounts


         The underwriters propose to initially offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to certain dealers at the public offering price less a concession not in excess of $ per share. The sales load the Fund will pay of $.90 per share is equal to 4.5% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount in excess of $ per share on sales to other dealers. Notwithstanding the foregoing, certain underwriters may pay an additional $ per share from the sales load to certain dealers pursuant to existing arrangements with such dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any common
shares purchased on or before      , 2007.


         The following table shows the public offering price, sales load, estimated organizational and offering expenses and proceeds, after expenses, to the Fund. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.


                                                     Per Share            Without Option           With Option
                                                     ---------            --------------           -----------
Public offering price.....................           $20.00                     $                       $
Sales load................................             $.90                     $                       $
Estimated offering expenses...............             $.04                     $                       $
Proceeds, after expenses, to the Fund.....           $19.06                     $                       $




         The expenses of the offering are estimated at $[o] and are payable by the Fund. The Fund has agreed to pay the underwriters $.00667 per common share as a partial reimbursement of expenses incurred in connection with the offering. The amount paid by the Fund as the partial reimbursement to the underwriters will not exceed .03335% of the total price to the public of the common shares sold in this offering. Claymore Advisors, LLC has agreed to pay the organizational expenses of the Fund. Claymore Advisors, LLC and Advent Capital Management, LLC have agreed to pay the offering expenses of the Fund (other than the sales load, but including the $.00667 per common share partial reimbursement of expenses to the underwriters) that exceed $.04 per common share (the "Reimbursement Cap").


Overallotment Option


         The Fund has granted the underwriters an option to purchase up
to         additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

         Until the distribution of the common shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing our common shares. However, the representatives may engage in transactions that stabilize the price of our common shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriters create a short position in our common shares in connection with the offering, i.e., if they sell more common shares than are listed on the cover of this prospectus, the representative may reduce that short position by purchasing common shares in the open market. The representative may also elect to reduce any short position by exercising all or part of the over-allotment option described above. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the common shares sold in this offering for their account may be reclaimed by the syndicate if such common shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of our common shares to stabilize its price or to reduce a short position may cause the price of our common shares to be higher than it might be in the absence of such purchases.

         Neither we nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transaction described above may have on the price of our common shares. In addition, neither we nor any of the underwriters make any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

         The Fund has agreed not to offer or sell any additional common shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the common shares to the underwriters pursuant to the purchase agreement and certain transactions related to the Fund's dividend reinvestment plan.

         The Fund anticipates that the underwriters may from time to time act as brokers or, after they have ceased to be underwriters, dealers in executing the Fund's portfolio transactions. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.


         One or more of the underwriters of the common shares may also act as an underwriter of the Fund's Preferred Shares.


Additional Compensation to Underwriters and Other Relationships


         The Advisor and the Investment Manager (and not the Fund) have agreed to pay from their own assets additional compensation to Merrill Lynch. Merrill Lynch may receive an up-front fee in an amount equal to [o]% of the total price to the public of the common shares sold by the Trust, which will
not exceed     % of the total public offering price of the common shares sold in this offering. Alternatively, Merrill Lynch may receive additional compensation payable quarterly at the annual rate of 0.15% of the Fund's net assets during the continuance of the investment advisory agreement between the Advisor and the Fund. The total amount of these additional compensation
payments to Merrill Lynch will not exceed     % of the total price of the public
of the common shares sold in this offering.

         [The Advisor and the Investment Manager (and not the Fund) may also pay certain qualifying underwriters a sales incentive fee, structuring fee or, alternatively, additional compensation in connection with the offering.]

         Claymore Securities, Inc. will provide distribution assistance in connection with the sale of the common shares of the Fund. Claymore
Securities, Inc. will be a party to the underwriting agreement among the Fund, the Advisor, the Investment Manager and the other underwriters named therein. Generally, Claymore Securities, Inc. pays a fee of .15% of the offering amount to employees who assist in marketing securities as compensation, and such employees are also reimbursed their reasonable out-of-pocket expenses in accordance with Claymore Securities, Inc.'s reimbursement policy. Such fees are paid by Claymore Securities, Inc. and not the Fund. To the extent that the Fund has not otherwise paid offering expenses equal to the Reimbursement Cap, the Fund will pay up to .15% of the amount of the offering up to the Reimbursement Cap to Claymore Securities, Inc. as payment for its distribution assistance. Claymore Securities, Inc. is a registered broker-dealer and a member of the National Association of Securities Dealers. The amount of this
payment to Claymore Securities, Inc. will not exceed     % of the total price to
the public of the common shares sold in this offering.

         The sum of the fees payable to Merrill Lynch and Claymore Securities, Inc. (excluding the sales load), plus the amount paid by the Fund as the $.00667 per common share partial reimbursement to the underwriters, will not exceed 4.5% of the aggregate initial offering price of the common shares offered hereby. The sum total of all compensation to underwriters in connection with this public offering of common shares, including sales load and additional compensation to and reimbursement of underwriters, will be limited to 9.0% of the total price to the public of the common shares sold in this offering.

         In connection with the offering, the underwriters or selected dealers may distribute prospectuses electronically.


         The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated is 4 World Financial Center, New York, New York 10020. The address of Claymore Securities, Inc. is 2455 Corporate West Drive, Lisle, Illinois 60532.


                  ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT


         The Custodian, Administrator, Transfer Agent, fund accountant and dividend-paying agent of the Fund is The Bank of New York. As Custodian, The Bank of New York performs custodial, fund accounting and portfolio accounting services, and as Administrator, The Bank of New York calculates the net asset value of the common shares and generally assists in all aspects of the administration and operation of the Fund. The Bank of New York's offices are located at 101 Barclay Street, New York, New York 10286.


                                LEGAL OPINIONS


         Certain legal matters in connection with the common shares will be passed upon for the Fund by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York and for the underwriters by Clifford Chance US LLP, New York, New York. Clifford Chance US LLP may rely as to certain matters of Delaware law on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP. Skadden, Arps, Slate, Meagher & Flom LLP serves as counsel to the Investment Manager and other funds advised by the Investment Manager and periodically represents certain of the underwriters and the Advisor in connection with various matters.


                        PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Advisor, Investment Manager and their respective affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

                           TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION



                                                                            Page
                                                                            ----
Use of Proceeds..........................................................   S-
Investment Objective and Policies........................................   S-
Investment Policies and Techniques.......................................   S-
Other Investment Policies and Techniques.................................   S-
Management of the Fund...................................................   S-
Portfolio Transactions and Brokerage.....................................   S-
Description of Shares....................................................   S-
Repurchase of Common Shares..............................................   S-
Tax Matters..............................................................   S-
Performance Related and Comparative Information..........................   S-
Experts..................................................................   S-
Additional Information...................................................   S-
Report of Independent Accountants........................................   F-1
Financial Statements.....................................................   F-2
APPENDIX A  Ratings of Investments.......................................   A-1
APPENDIX B  Proxy Voting Policy and Procedures...........................   B-1

================================================================================
Until      , 2007 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.







[ADVENT GRAPHIC OMITTED]                              [CLAYMORE GRAPHIC OMITTED]



                                           Shares

           Advent/Claymore Global Convertible Securities & Income Fund

                                  Common Shares


                                $20.00 per Share




                              ---------------------
                                   PROSPECTUS
                              ---------------------




                              Merrill Lynch & Co.













                                                       , 2007

================================================================================

                             Subject to Completion
      Preliminary Statement of Additional Information dated April 13, 2007


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

          Advent/Claymore Global Convertible Securities & Income Fund

                      STATEMENT OF ADDITIONAL INFORMATION


         Advent/Claymore Global Convertible Securities & Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the
prospectus relating thereto dated        , 2007. This Statement of Additional
Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling
(800) 345-7999. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.


                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Objective and Policies.........................................   S-
Investment Policies and Techniques........................................   S-
Other Investment Policies and Techniques..................................   S-
Management of the Fund....................................................   S-
Portfolio Transactions and Brokerage......................................   S-
Description of Shares.....................................................   S-
Repurchase of Common Shares...............................................   S-
Tax Matters...............................................................   S-
Performance Related and Comparative Information...........................   S-
Experts...................................................................   S-
Additional Information....................................................   S-
Report of Independent Accountants.........................................   F-1
Financial Statements......................................................   F-2
APPENDIX A  Ratings of Investments........................................   A-1
APPENDIX B  Proxy Voting Policy and Procedures............................   B-1


        This Statement of Additional Information is dated        , 2007.

                       INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

         The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. There can be no assurance that the Fund's investment objective will be achieved.

Investment Restrictions

         Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding common shares and preferred shares (if any) voting together as a single class, and of the holders of a majority of the outstanding preferred shares (if any) voting as a separate class:


                  (1) invest 25% or more of the value of its Managed Assets in any one industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions;


                  (2) with respect to 75% of its Managed Assets, invest more than 5% of the value of its Managed Assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer;

                  (3) issue senior securities or borrow money other than as permitted by the Investment Company Act of 1940, as amended (the "Investment Company Act") (see "Borrowings and Preferred Shares" in the prospectus), or pledge its assets other than to secure such issuances or in connection with Strategic Transactions and other investment strategies;

                  (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of convertible securities and non-convertible income securities consistent with the Fund's investment objective and policies or the entry into repurchase agreements;

                  (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Fund may be deemed to be an underwriter;

                  (6) purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities; or

                  (7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Fund becoming subject to registration with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool.

         When used with respect to particular shares of the Fund, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

         In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

         (1) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's Managed Assets and the Fund's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security;

         (2) purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any exemptive relief obtained thereunder; or

         (3) purchase securities of companies for the purpose of exercising control.

         With respect to the Fund's non-fundamental policy of investing at least 80% of its Managed Assets in a diversified portfolio of convertible securities and non-convertible income-producing securities, each of U.S. and non-U.S. issuers, the Fund has adopted a policy to provide shareholders of the Fund at least 60 days' prior notice of any change in this non-fundamental investment policy, if the change is not first approved by shareholders, which notice will comply with the Investment Company Act and the rules and regulations thereunder. The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the acquisition of securities.


         In addition, to comply with Federal tax requirements for qualification as a "regulated investment company," the Fund's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Fund's total assets are invested (i) in the securities (other than U.S. government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses or (ii) in the securities of one or more "qualified publicly traded partnerships" as defined under Section 851(h) of the Internal Revenue Code of 1986, as amended (the "Code") and (b) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer and such securities do not represent more than 10 percent of the voting securities of such issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.


                      INVESTMENT POLICIES AND TECHNIQUES

         The prospectus presents the investment objective and the principal investment strategies and risks of the Fund. This section supplements the disclosure in the Fund's prospectus and provides additional information on the Fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's restrictions and policies.

Lower Grade Securities

         The Fund may invest in lower grade securities rated below investment grade. The lower grade securities in which the Fund may invest are rated Ba or lower by Moody's or BB or lower by S&P or are unrated but determined by the Investment Manager to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

         Investment In Lower Grade Securities Involves Substantial Risk Of Loss. Lower grade securities or comparable unrated securities are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for lower grade securities tend to be very volatile, and these securities are less liquid than investment grade securities. For these reasons, to the extent the Fund invests in lower grade securities, your investment in the Fund is subject to the following specific risks:

              o increased price sensitivity to a deteriorating economic environment;

              o greater risk of loss due to default or declining credit quality;

              o adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

              o if a negative perception of the lower grade securities market develops, the price and liquidity of lower grade securities may be depressed. This negative perception could last for a significant period of time.

         Adverse changes in economic conditions are more likely to lead to a weakened capacity of a lower grade issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of lower grade securities outstanding has proliferated in the past decade as an increasing number of issuers have used lower grade securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Similarly, down-turns in profitability in specific industries could adversely affect the ability of lower grade issuers in that industry to meet their obligations. The market values of lower grade securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower grade securities may have an adverse effect on the Fund's net asset value and the market value of its common shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

         The secondary market for lower grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. There are fewer dealers in the market for lower grade securities than investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than higher quality instruments. Under adverse market or economic conditions, the secondary market for lower grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

         Since investors generally perceive that there are greater risks associated with lower grade securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the income securities markets, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the income securities market, resulting in greater yield and price volatility.


         The Fund may invest in securities of all grades, but, under normal market conditions, will maintain an average portfolio quality of investment grade. The Fund will not invest in securities which are in default as to payment of principal and interest at the time of purchase. However, securities held by the Fund may become the subject of bankruptcy proceedings or otherwise default. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment.


         Distressed Securities. The Fund may hold securities that become the subject of bankruptcy proceedings or are otherwise in default as to the repayment of principal and/or payment of interest. The Fund may also hold securities whose ratings are in the lower rating categories (Ca or lower by Moody's or CC or lower by Standard & Poor's) or which are unrated investments considered by the Investment Manager to be of comparable quality. Investment in distressed securities is speculative and involves significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

Short-Term Fixed Income Securities


         For temporary defensive purposes or to keep cash on hand fully invested, the Fund may invest up to 100% of its Managed Assets in cash equivalents and short-term fixed income securities. Short-term fixed income investments are defined to include, without limitation, the following:


                  (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                  (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

                  (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.

                  The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Investment Manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Investment Manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                  (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Investment Manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or are unrated but determined to be of comparable quality by the Investment Manager and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Short Sales

         The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain.

         When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its Managed Assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   OTHER INVESTMENT POLICIES AND TECHNIQUES

Strategic Transactions

         In addition to the derivatives instruments and strategies described in the Fund's Prospectus, the Fund may, consistent with its investment objective and policies, also enter into various strategic transactions described below to generate total return, facilitate portfolio management and mitigate risks. In particular, the Fund may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts and may enter into various interest rate transactions (collectively, "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Fund's portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these techniques may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The Strategic Transactions that the Fund may use are described below. The ability of the Fund to hedge successfully will depend on the Investment Manager's ability to predict pertinent market movements, which cannot be assured.

         Interest Rate Transactions. Among the Strategic Transactions into which the Fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into the transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management techniques or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or, as discussed in the prospectus, to hedge against increased Preferred Share dividend rates or increases in the Fund's cost of borrowing.

         Futures Contracts and Options on Futures Contracts. In connection with its hedging and other risk management strategies, the Fund may also enter into contracts for the purchase or sale for future delivery ("future contracts") of securities, aggregates of securities, financial indices and U.S. government debt securities or options on the foregoing securities to hedge the value of its portfolio securities that might result from a change in interest rates or market movements. The Fund will engage in such transactions only for bona fide hedging, risk management and other appropriate portfolio management purposes. In each case the Fund will engage in such transactions in accordance with the rules and regulations of the CFTC.

         Credit Derivatives. The Fund may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms or credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if it is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Fund for hedging purposes. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.


         Calls on Securities, Indices and Futures Contracts. In order to enhance income or reduce fluctuations in net asset value, the Fund may sell or purchase call options ("calls") on securities and indices based upon the prices of securities that are traded on U.S. securities exchanges and to the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Fund must be "covered" as long as the call is outstanding (i.e., the Fund must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Fund to hold an instrument which it might otherwise have sold. The purchase of a call gives the Fund the right to buy the underlying instrument or index at a fixed price. Calls on futures contracts on securities written by the Fund must also be covered by assets or instruments acceptable under applicable segregation and coverage requirement.


         Puts on Securities, Indices and Futures Contracts. As with calls, the Fund may purchase put options ("puts") on securities (whether or not it holds such securities in its portfolio). For the same purposes, the Fund may also sell puts on securities financial indices and puts on futures contracts on securities if the Fund's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligation under its hedging and other investment transactions. In selling puts, there is a risk that the Fund may be required to buy the underlying instrument or index at higher than the current market price.

         The principal risks relating to the use of futures and other Strategic Transitions are: (i) less than perfect correlation between the prices of the hedging instrument and the market value of the securities in the Fund's portfolio; (ii) possible lack of a liquid secondary market for closing out a position in such instruments; (iii) losses resulting from interest rate or other market movements not anticipated by the Investment Manager; and (iv) the obligation to meet additional variation margin or other payment requirements.

         Forward Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. The Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Fund may also use forward currency contracts to shift the Fund's exposure to foreign currency exchange rate changes from one currency to another. For example, if the Fund owns securities denominated in a foreign currency and the Investment Manager believes that currency will decline relative to another currency, it might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency. The Fund may also purchase forward currency contracts to enhance income when the Investment Manager anticipates that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.

         The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge into U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Investment Manager anticipates that there will be a correlation between the two currencies.

         The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

         Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot cash market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Certain provisions of the Code may restrict or affect the ability of the Fund to engage in Strategic Transactions. See "Tax Matters."

Repurchase Agreements

         As temporary investments, the Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Investment Manager, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Investment Manager will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Investment Manager will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Lending of Securities

         The Fund may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the Board of Trustees of the Fund ("Qualified Institutions"). By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (iii) the loan be made subject to termination by the Fund at any time and (iv) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund's total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by the Investment Manager, and will be considered in making decisions with respect to lending securities, subject to review by the Fund's Board of Trustees.

         The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

                            MANAGEMENT OF THE FUND

Investment Advisory Agreement

         Although the Advisor intends to devote such time and effort to the business of the Fund as is reasonably necessary to perform its duties to the Fund, the services of the Advisor are not exclusive, and the Advisor provides similar services to other clients and may engage in other activities.


         The investment advisory agreement was approved by the Fund's Board of Trustees at an in-person meeting of the Board of Trustees held on March 13, 2007, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). This agreement provides for the Fund to pay an advisory fee to the Advisor, such advisory fee being payable monthly in arrears at an annual rate equal to .40% of the average weekly value of the Fund's Managed Assets.

         The investment advisory agreement was approved by the sole common
shareholder of the Fund on     , 2007. The investment advisory agreement will
continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Fund's Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund at the time outstanding and entitled to vote (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated as a whole at any time by the Fund, without the payment of any penalty, upon the vote of a majority of the Fund's Board of Trustees or a majority of the outstanding voting securities of the Fund or by the Advisor, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The investment advisory agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).


         The investment advisory agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Advisor is not liable to the Fund or any of the Fund's shareholders for any act or omission by the Advisor in the supervision or management of its respective investment activities or for any loss sustained by the Fund or the Fund's shareholders and provides for indemnification by the Fund of the Advisor, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Fund, subject to certain limitations and conditions.

         The business address of the Advisor is 2455 Corporate West Drive, Lisle, Illinois 60532.

Investment Management Agreement

         Although Advent intends to devote such time and effort to the business of the Fund as is reasonably necessary to perform its duties to the Fund, the services of Advent are not exclusive, and Advent provides similar services to other clients and may engage in other activities.


         The investment management agreement was approved by the Fund's Board of Trustees at an in-person meeting of the Board of Trustees held on March 13, 2007, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). This agreement provides for the Fund to pay a management fee to the Investment Manager, such management fee being payable monthly in arrears at an annual rate equal to .60% of the average weekly value of the Fund's Managed Assets.

         The investment management agreement was approved by the sole common
shareholder of the Fund on      , 2007. The investment management agreement will
continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Fund's Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund at the time outstanding and entitled to vote (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment management agreement may be terminated as a whole at any time by the Fund, without the payment of any penalty, upon the vote of a majority of the Fund's Board of Trustees or a majority of the outstanding voting securities of the Fund or by the Investment Manager, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The investment management agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

         The investment management agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of the Fund's shareholders for any act or omission by the Investment Manager in the supervision or management of its respective investment activities or for any loss sustained by the Fund or the Fund's shareholders and provides for indemnification by the Fund of the Investment Manager, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Fund, subject to certain limitations and conditions.

Trustees and Officers


         The officers of the Fund manage its day-to-day operations. The officers are directly responsible to the Fund's Board of Trustees which sets broad policies for the Fund and chooses its officers. Following is a list of his present positions and principal occupations during the last five years.



INDEPENDENT TRUSTEES:


                                               Term of                                Number of
                                               Office                                Portfolios
                                                and               Principal           in Fund
                           Position Held      Length of           Occupation          Complex              Other
Name, Year of Birth           with the          Time           During Past Five       Overseen         Directorships
and Business Address            Fund          Served(1)             Years            by Trustee      Held by Trustee
-----------------------    --------------    -----------     --------------------    -----------    -------------------
Randall C. Barnes          Trustee           Trustee         Formerly, Senior            25         None
Year of Birth: 1951                          since 2007      Vice President,
                                                             Treasurer
2455 Corporate West                                          (1993-1997),
Drive                                                        President, Pizza
Lisle, Illinois 60532                                        Hut International
                                                             (1991-1993) and
                                                             Senior Vice
                                                             President,
                                                             Strategic Planning
                                                             and New Business
                                                             Development
                                                             (1987-1990) of
                                                             PepsiCo, Inc.
                                                             (1987-1997).

Daniel Black               Trustee           Trustee         Partner, the Wicks          3          None
Year of Birth: 1960                          since 2007      Group of Cos., LLC
                                                             (2001-present).
1065 Avenue of the                                           Formerly, Managing
Americas, 31st Floor,                                        Director and
New York, NY 10018                                           Co-head of the
                                                             Merchant Banking
                                                             Group at BNY
                                                             Capital Markets, a
                                                             division of The
                                                             Bank of New York
                                                             Co., Inc.
                                                             (1998-2003).

Derek Medina               Trustee           Trustee         Vice President,             3          None
Year of birth: 1967                          since 2007      Business Affairs
                                                             and News Planning
1065 Avenue of the                                           at ABC News
Americas, 31st Floor,                                        (2003-present).
New York, NY 10018                                           Formerly,
                                                             Executive
                                                             Director, Office
                                                             of the President
                                                             at ABC News
                                                             (2000-2003).
                                                             Former Associate
                                                             at Cleary Gottlieb
                                                             Steen & Hamilton
                                                             (law firm)
                                                             (1995-1998).

                                               Term of                                Number of
                                               Office                                Portfolios
                                                and               Principal           in Fund
                           Position Held      Length of           Occupation          Complex              Other
Name, Year of Birth           with the          Time           During Past Five       Overseen         Directorships
and Business Address            Fund          Served(1)             Years            by Trustee      Held by Trustee
-----------------------    --------------    -----------     --------------------    -----------    -------------------

                                                             Former associate
                                                             in Corporate
                                                             Finance at J.P.
                                                             Morgan/ Morgan
                                                             Guaranty
                                                             (1988-1990).
                                                             Director of Young
                                                             Scholar's Institute


Ronald A. Nyberg           Trustee           Trustee         Principal of                28         None
Year of birth: 1953                          since 2007      Ronald A. Nyberg,
                                                             Ltd., a law firm
2455 Corporate West                                          specializing in
Drive                                                        corporate law,
Lisle, Illinois 60532                                        estate planning
                                                             and business
                                                             transactions
                                                             (2000-present).
                                                             Formerly,
                                                             Executive Vice
                                                             President, General
                                                             Counsel and
                                                             Corporate
                                                             Secretary of Van
                                                             Kampen Investments
                                                             (1982-1999).

Gerald L. Seizert, CFP     Trustee           Trustee         Chief Executive             3          None
Year of birth: 1952                          since 2007      Officer of Seizert
                                                             Capital Partners,
1065 Avenue of the                                           LLC, where he
Americas, 31st Floor,                                        directs the equity
New York, NY 10018                                           disciplines of the
                                                             firm and serves as
                                                             a co-manager of
                                                             the firm's hedge
                                                             fund, Proper
                                                             Associates, LLC
                                                             (2000-present).
                                                             Formerly, Co-Chief
                                                             Executive
                                                             (1998-1999) and a
                                                             Managing Partner
                                                             and Chief
                                                             Investment
                                                             Officer-Equities
                                                             of Munder Capital
                                                             Management, LLC
                                                             (1995-1999).
                                                             Former Vice
                                                             President and
                                                             Portfolio Manager
                                                             of Loomis, Sayles
                                                             & Co., L.P. (asset
                                                             manager)
                                                             (1984-1995).
                                                             Former Vice
                                                             President and
                                                             Portfolio Manager
                                                             at First of
                                                             America Bank
                                                             (1978-1984).



INTERESTED TRUSTEES:


                                             Term of                                 Number of
                                              Office                                 Funds in
                               Position        and                Principal            Fund
                                 Held        Length of           Occupation           Complex             Other
Name, Year of Birth and        with the        Time            During Past Five       Overseen         Directorships
Business Address                 Fund        Served(1)              Years            by Trustee      Held by Trustee
--------------------------    -----------    -----------     --------------------    -----------    -------------------
Nicholas Dalmaso(2)           Trustee        Trustee         Senior Managing             28         None
Year of Birth: 1965                          since 2007      Director and
                                                             General

                                             Term of                                 Number of
                                              Office                                 Funds in
                               Position        and                Principal            Fund
                                 Held        Length of           Occupation           Complex             Other
Name, Year of Birth and        with the        Time            During Past Five       Overseen         Directorships
Business Address                 Fund        Served(1)              Years            by Trustee      Held by Trustee
--------------------------    -----------    -----------     --------------------    -----------    -------------------

                                                             Counsel of
2455 Corporate West Drive                                    Claymore Advisors,
Lisle, Illinois 60532                                        LLC and Claymore
                                                             Securities, Inc.
                                                             and Manager,
                                                             Claymore Fund
                                                             Management
                                                             Company, LLC. from
                                                             2001-present.
                                                             Chief Legal and
                                                             Executive Officer
                                                             of Funds in the
                                                             Fund Complex.
                                                             Formerly,
                                                             Assistant General
                                                             Counsel, John
                                                             Nuveen and Company
                                                             Inc. (1999-2000).
                                                             Former Vice
                                                             President and
                                                             Associate General
                                                             Counsel of Van
                                                             Kampen
                                                             Investments, Inc.
                                                             (1992-1999).

Tracy V. Maitland(2)          Trustee;       Trustee         President of                3          None
Year of birth: 1960           President      since 2007      Advent Capital
                              and Chief                      Management, LLC,
1065 Avenue of the            Executive                      which he founded
Americas, 31st Floor,         Officer                        in 1995. Prior to
New York, NY 10018                                           June 2001,
                                                             President of
                                                             Advent Capital
                                                             Management, a
                                                             division of
                                                             Utendahl Capital.

Michael A. Smart(*)           Trustee        Trustee         Managing Partner,           3          Country Pure
Year of birth: 1960                          since 2007      Cordova, Smart &                       Foods, Berkshire
                                                             Williams LLC,                          Blanket, Inc.,
1065 Avenue of the                                           Advisor to First                       Sqwincher
Americas, 31st Floor,                                        Atlantic Capital                       Corporation.
New York, NY 10018                                           Ltd.
                                                             (2001-present).
                                                             Formerly, a
                                                             Managing Director
                                                             in Investment
                                                             Banking-The
                                                             Private Equity
                                                             Group (1995-2001)
                                                             and a Vice
                                                             President in
                                                             Investment
                                                             Banking-Corporate
                                                             Finance (1992-
                                                             1995) at Merrill
                                                             Lynch & Co.
                                                             Founding Partner
                                                             of The Carpediem
                                                             Group, a private
                                                             placement firm
                                                             (1991-1992).
                                                             Former Associate
                                                             at Dillon, Read
                                                             and Co.
                                                             (investment bank)
                                                             (1988-1990).


(1) After a trustee's initial term, each trustee is expected to serve a three-year term concurrent with the class of trustees for which he serves:


      ---Messrs. Barnes, Media and Seizert, as Class I trustees, are expected to stand for re-election at the Trust's 2007 annual meeting of shareholders.

      ---Messrs. Smart, Nyberg and Black, as Class II trustees, are expected to stand for re-election at the Fund's 2008 annual meeting of shareholders.

      ---Messrs. Tracy V. Maitland and Nicholas Dalmaso, as Class III trustees, are expected to stand for re-election at the Fund's 2009 annual meeting of shareholders.

(2) Mr. Dalmaso is an interested person of the Fund because of his position as an officer of the Advisor and certain of its affiliates. Mr. Maitland is an interested person of the Fund because of his position as an officer of the Investment Manager.

(*) Mr. Smart will cease to be an Interested Trustee once Merrill Lynch, Pierce, Fenner & Smith Incorporated is no longer a principal underwriter of the Fund.



OFFICERS



Name, Year of Birth and Business                                     Principal Occupation During the Past
Address*                                    Title                      Five Years and Other Affiliations
--------------------------------   -----------------------   ----------------------------------------------------
Robert White                       Treasurer and Chief       Chief Financial Officer, Advent Capital Management,
Year of birth: 1965                Financial Officer         LLC (July 2005-present). Previously, Vice President,
                                                             Client Service Manager, Goldman Sachs Prime
                                                             Brokerage (1997-2005).

Rodd Baxter                        Secretary and Chief       Advent Capital Management, LLC: General Counsel -
Year of birth: 1950                Compliance Officer        Legal (2002 to present); SG Cowen Securities Corp.:
                                                             Director and Senior Counsel (1998-2002).

F. Barry Nelson                    Vice President            Co-Portfolio Manager and Research Director at Advent
Year of birth: 1943                                          Capital Management, LLC (2001-present). Prior to
                                                             2001, Mr. Nelson held the same position at Advent
                                                             Capital Management, a division of Utendahl Capital.

Steven M. Hill                     Assistant Treasurer       Senior Managing Director and Chief Financial Officer
Year of birth: 1964                                          (2005-present), Managing Director (2003-2005) of
                                                             Claymore Advisors, LLC and Claymore Securities,
2455 Corporate West Drive                                    Inc.; Chief Financial Officer, Chief Accounting
Lisle, Illinois 60532                                        Officer and Treasurer of certain funds in the Fund
                                                             Complex. Previously, Treasurer of Henderson Global
                                                             Funds and Operations Manager for Henderson Global
                                                             Investors (NA) Inc. (2002-2003); Managing Director,
                                                             FrontPoint Partners LLC (2001-2002); Vice President,
                                                             Nuveen Investments (1999-2001); Chief Financial
                                                             Officer, Skyline Asset Management LP, (1999); Vice
                                                             President, Van Kampen Investments and Assistant
                                                             Treasurer, Van Kampen mutual funds (1989-1999).

* Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018


 Share Ownership


         As of December 31, 2006, the most recently completed calendar year prior to the date of this Statement of Additional Information, each Trustee of the Trust beneficially owned equity securities of the Fund and all of the registered investment companies in the family of investment companies overseen by the trustee in the dollar range amounts specified below.

                                                                                        Aggregate Dollar Range of
                                                                                        Equity Securities in all
                                                                                          Registered Investment
                                            Dollar Range of Equity                        Companies Overseen by
         Name of Board Member               Securities in the Fund(1)       Trustees in the Family of Investment Companies(1)
-------------------------------------   ------------------------------   ------------------------------------------------------
Independent Trustees:
Randall C. Barnes                                      $0                                         $[o]
Daniel Black                                           $0                                         $[o]
Derek Medina                                           $0                                         $[o]
Ronald A. Nyberg                                       $0                                         $[o]
Gerald L. Seizert                                      $0                                         $[o]

Interested Trustees:
Nicholas Dalmaso                                       $0                                          $0
Tracy V. Maitland                                      $0                                         $[o]
Michael A. Smart                                       $0                                         $[o]




         Prior to the initial public offering of the Fund's common shares, all of the outstanding shares of the Fund were owned by Claymore Securities, Inc.





         No trustee who is not an interested person of the Fund owns beneficially or of record any security of the Advisor, the Investment Manager or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisor or the Investment Manager.

Remuneration of Trustees and Officers

         Each Independent Trustee receives an annual fee of $12,000, plus $1,500 for each meeting of the Board of Trustees or committee thereof physically attended by such Independent Trustee and $500 for each meeting of the Board of Trustees or committee thereof attended via telephone by such Independent Trustee. Each trustee is entitled to reimbursement for all travel and out-of-pocket expenses of such trustee incurred in connection with attending each meeting of the Board of Trustees and any committee thereof, and the fees and expenses of the Independent Trustees of the Fund are paid by the Fund. The Chairman of the Audit Committee of the Board of Trustees, if any, is paid an additional annual fee of $1,500. The Chairman of the Nominating and Governance Committee of the Board of Trustees, if any, is paid an additional annual fee of $1,500.





         Because the Fund is newly organized, it did not pay any compensation to its Trustees or Officers during the Fund's fiscal year ended October 31, 2006. The table below shows the estimated compensation that is contemplated to be paid to Trustees for the Fund's fiscal year ended August 31, 2007, assuming a full fiscal year of operations.

                                                       Pension or Retirement                           Total Compensation
                                Aggregate Estimated     Benefits Accrued as      Estimated Annual      from the Fund and
                                   Compensation               Part of             Benefits Upon           Fund Complex
Name(1)                          from the Fund(2)        Fund Expenses(3)         Retirement(3)         Paid to Trustee
-------                          ----------------        ----------------         -------------         ---------------
Randall C. Barnes                      $[o]                    None                    None                   $[o]
Daniel Black                           $[o]                    None                    None                   $[o]
Derek Medina                           $[o]                    None                    None                   $[o]
Gerald L. Seizert                      $[o]                    None                    None                   $[o]
Michael A. Smart                       $[o]                    None                    None                   $[o]




      (1)   Trustees not entitled to compensation are not included in the table.

      (2) Includes compensation for service on the Audit Committee of the Board of Trustees and/or the Nominating and Governance Committee of the Board of Trustees.

      (3) The Fund does not accrue or pay retirement or pension benefits to Trustees as of the date of this SAI.


Board Committees

         The Board of Trustees of the Fund currently has three committees: an Executive Committee, an Audit Committee and a Nominating and Governance Committee.

         Executive Committee. The Executive Committee consists of Tracy V. Maitland and acts in accordance with the powers permitted to such a committee under the Agreement and Declaration of Trust and By-Laws of the Fund. The Executive Committee, subject to the Fund's Agreement and Declaration of Trust, By-Laws and applicable law, acts on behalf of the full Board of Trustees in the intervals between meetings of the Board. As
of    , 2007, the Executive Committee has not taken any actions on behalf of the
Fund.

         Audit Committee. The Audit Committee is composed of all of the Independent Trustees. The Audit Committee acts according to the Audit Committee charter. The Audit Committee is responsible for reviewing and evaluating issues related to the accounting and financial reporting policies of the Fund, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Trustees and the Fund's independent accountants. The Audit Committee took certain actions on March 13, 2007, including, among other things, recommending to the Independent Trustees that the independent auditors of the Fund be approved as such.

         The Board of Trustees has determined that all of the members of the Audit Committee are audit committee financial experts and are independent for the purpose of the definition of audit committee financial expert as applicable to the Fund.

         Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. The Nominating and Governance Committee performs the functions set forth in the Nominating and Governance Committee Charter of the Fund. As part of its duties, the Nominating and Governance Committee makes recommendations the full Board of Trustees with respect to candidates for the Board. The Nominating and Governance Committee will consider trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating and Governance Committee will take into consideration the needs of the Board of Trustees and the qualifications of the candidate. The Nominating and Governance Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating and Governance Committee, a shareholder must submit the recommendation in writing and must include:

         o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership; and

         o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating and Governance Committee and nominated by the Board of Trustees.

         The shareholder recommendation and information described above must be sent to the Fund's Secretary, c/o Advent Capital Management, LLC, 1065 Avenue of the Americas, 31st Floor, New York, New York 10018 and must be received by the Secretary not less than 120 days prior to the anniversary date of the Trust's most recent annual meeting of shareholders. The Nominating and Governance Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that a candidate demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board's oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating and Governance Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating and Governance Committee also seeks to have the Board represent a diversity of backgrounds and experience.


Proxy Voting Policies

         The Board of Trustees of the Fund has delegated the voting of proxies for Fund securities to the Investment Manager pursuant to the Investment Manager's proxy voting guidelines. Under these guidelines, the Investment Manager will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. A copy of the Investment Manager's proxy voting procedures are attached as Appendix B to this Statement of Additional Information.

Codes of Ethics

         The Fund and the Investment Manager have adopted a consolidated code of ethics under Rule 17j-1 of the Investment Company Act. The Advisor has adopted a code of ethics under Rule 17j-1 of the Investment Company Act, as has its affiliate, Claymore Securities, Inc. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the Security and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Security and Exchange Commission at 1-202-942-8090. The consolidated code of ethics is available on the EDGAR Database on the Security and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov, or by writing the Security and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Advisor

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, serves as the investment advisor to the Fund. The Advisor is located at 2455 Corporate West Drive, Lisle, Illinois 60532. Pursuant to the investment advisory agreement between the Advisor and the Fund, the Advisor furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of the Fund's Investment Manager, provides personnel and pays the compensation of all trustees of the Fund who are its affiliates. Claymore Securities, Inc., an affiliate of the Advisor, [is an underwriter in the offering being made pursuant to this prospectus and] acts as servicing agent to various investment companies. Claymore Securities, Inc. specializes in the creation, development and distribution of investment solutions for investment advisors and their valued clients.

Investment Manager


         Advent Capital Management, LLC, located at 1065 Avenue of the Americas, 31st Floor, New York, New York 10018, acts as the Fund's Investment Manager. Advent operates as a limited liability company and had approximately $[o] billion in assets under management as of March 31, 2007. The Investment Manager is majority owned and controlled by Tracy V. Maitland. Advent specializes in managing convertible and high yield securities for institutional and individual investors. Members of the investment team at Advent have experience managing equity securities. Advent will be responsible for the day-to-day management of the Fund, which includes the buying and selling of securities for the Fund. Advent has limited experience serving as Investment Manager to registered investment companies.


Portfolio Management




         Other Accounts Managed by the Portfolio Managers. In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Investment Manager or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of [o], 2007.

OTHER SEC REGISTERED INVESTMENT COMPANIES:




                                                                         Number of Investment      Total Assets of
                                                    Total Assets of         Companies with      Investment Companies
Name of Portfolio         Number of Registered   Registered Investment     Performance Based      with Performance
Manager                   Investment Companies         Companies                 Fees                Based Fees
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Tracy V. Maitland                   2                $1.172 billion                0                     $0
F. Barry Nelson                     2                $1.172 billion                0                     $0
Hart Woodson                        1                 $266 million                 0                     $0
David Hulme                         0                      $0                      0                     $0
Paul L. Latronica                   1                 $266 million                 0                     $0
Drew S. Hanson                      1                 $266 million                 0                     $0





OTHER POOLED INVESTMENT VEHICLES:

                                                                                                   Total Assets of
                                                                           Number of Pooled       Pooled Investment
                                                    Total Assets of       Investment Vehicles       Vehicles with
Name of Portfolio           Number of Pooled       Pooled Investment       with Performance          Performance
Manager                    Investment Vehicles          Vehicles              Based Fees             Based Fees
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Tracy V. Maitland                   3                 $479 million                 2                $454 million
F. Barry Nelson                     2                 $160 million                 1                $140 million
Hart Woodson                        0                      $0                      0                     $0
David Hulme                         0                      $0                      0                     $0
Paul L. Latronica                   2                 $160 million                 0                $140 million
Drew S. Hanson                      0                      $0                      0                     $0





OTHER ACCOUNTS:

                                                                            Number of Other        Total Assets of
                                                                             Accounts with       Other Accounts with
Name of Portfolio            Number of Other     Total Assets of Other        Performance            Performance
Manager                         Accounts               Accounts s             Based Fees             Based Fees
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Tracy V. Maitland                  35                $1.495 billion                4                $128 million
F. Barry Nelson                    28                $1.15 billion                 1                 $66 million
Hart Woodson                        3                 $225 million                 0                     $0
David Hulme                        22                 $972 million                 0                     $0
Paul L. Latronica                   9                 $403 million                 1                 $66 million
Drew S. Hanson                      2                 $75 million                  1                 $49 million




         Potential Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

         The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

         If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of the opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

          The Investment Manager determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Investment Manager acts as adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Investment Manager may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security for the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

         The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

         Portfolio Manager Compensation. Portfolio Manager compensation is not directly related to the performance of any account managed by the Portfolio Manager. Portfolio Managers are compensated by salary and an annual discretionary bonus. The Portfolio Managers also participate in benefit plans and programs generally available to all employees of the Investment Manager.


         Securities Ownership of the Portfolio Managers. Because the Fund is newly organized, none of the portfolio managers own shares of the Fund.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees and the Advisor, decisions to buy and sell securities for the Fund and brokerage commission rates are made by the Investment Manager. Transactions on stock exchanges involve the payment by the Fund of brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances the Fund may make purchases of underwritten issues at prices which include underwriting fees.

         In selecting a broker to execute each particular transaction, the Investment Manager will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the trustees may determine, the Investment Manager shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused the Fund to pay a broker that provides research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged from effecting that transaction if the Investment Manager determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or a series of transactions between such broker and the Fund or the Investment Manager. Research and investment information may be provided by these and other brokers at no cost to the Investment Manager and is available for the benefit of other accounts advised by the Investment Manager and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Investment Manager's expenses, it is not possible to estimate its value and in the opinion of the Investment Manager it does not reduce the Investment Manager's expenses in a determinable amount. The extent to which the Investment Manager makes use of statistical, research and other services furnished by brokers is considered by the Investment Manager in the allocation of brokerage business but there is not a formula by which such business is allocated. The Investment Manager does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Investment Manager may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Investment Manager may consider sales of shares of the Fund as a fact in the selection of brokers and dealers to enter into portfolio transactions with the Fund.

         One or more of the other funds which the Investment Manager manages may own from time to time some of the same investments as the Fund. Investment decisions for the Fund are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Investment Manager in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Fund. In other cases, however, the ability of the Fund to participate in volume transactions may produce better execution for the Fund. It is the opinion of the Fund's Board of Trustees that this advantage, when combined with the other benefits available due to the Investment Manager's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                             DESCRIPTION OF SHARES

Common Shares

         The Fund's common shares are described in the prospectus. The Fund intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

Preferred Shares

         Although the terms of any Preferred Share issued by the Fund, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board of Trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) when it authorizes a Preferred Shares offering, the Fund currently expects that the preference on distributions, liquidation preference, voting rights and redemption provisions of any such Preferred Shares will likely be as stated in the prospectus.

         If the Board of Trustees determines to proceed with an offering of Preferred Shares, the terms of the Preferred Shares may be the same as, or different from, the terms described earlier in the common shares' prospectus, subject to applicable law and the Fund's Agreement and Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Other Shares

         The Board of Trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board of Trustees sees fit. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for the common shares and the Preferred Shares.

                          REPURCHASE OF COMMON SHARES

         The Fund is a closed-end management investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board of Trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

         Notwithstanding the foregoing, at any time when the Fund's Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

         Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, the Investment Company Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers such issue, it is the board's present policy, which may be changed by the Board of Trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code, (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the Investment Company Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience.

         The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Fund of its common shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its common shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

         Before deciding whether to take any action if the common shares trade below net asset value, the Fund's Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                  TAX MATTERS

         The following is a discussion of certain U.S. federal income tax consequences to a shareholder of acquiring, holding and disposing of common shares of the Fund. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders (including shareholders owning a large position in the Fund), and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect and to qualify for special tax treatment afforded to a regulated investment company under Subchapter M of the Code. As long as it so qualifies, in any taxable year in which it meets the distribution requirements described below, the Fund (but not its shareholders) will not be subject to U.S. federal income tax to the extent that it distributes its net investment income and net realized capital gains.

         In order to qualify to be taxed as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in the securities of (I) any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

         As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). For purposes of satisfying the 90% distribution requirement, a distribution will not qualify if it is a "preferential" dividend (i.e., a distribution which is not fully pro rata among shares of the same class or where there is preference to one class of stock as compared with another class except to the extent that such preference exists by reason of the issuance of such shares). The Fund intends to distribute at least annually substantially all of such income.

         The Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to a tax of 35% of such amount. If the Fund retains any net capital gain, it expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes its share of such undistributed long-term capital gain,
(ii) will be entitled to credit its proportionate share of the tax paid by the Fund against their U.S. federal income tax liability, if any, and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its tax basis in its common shares for the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

         Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholder) on December 31.

         In order to avoid a nondeductible 4% Federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of the calendar year) and (iii) 100% of any taxable ordinary income and capital gain net income for the prior year that was not distributed during such year and on which the Fund paid no U.S. federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

         If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, it would be taxed in the same manner as an ordinary corporation and distributions to the Fund's shareholders would not be deductible by the Fund in computing its taxable income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, then the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Fund Investments

         Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term capital gains and qualified dividend income into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. The Fund will monitor its transactions and may make certain tax elections and may be required to borrow money or dispose of securities to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund. In order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash with which to make required distributions to its shareholders.

         If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash. Dividends paid by PFICs are not treated as qualified dividend income, as discussed below under "Taxation of Shareholders."

         If the Fund invests in the stock of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.

         The premium received by the Fund for writing a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

         With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

         The Fund may be subject to withholding and other foreign taxes with respect to its foreign securities. The Fund does not expect to satisfy the requirements to pass through to the shareholders their share of the foreign taxes paid by the Fund. Similarly, although the Fund may invest in tax exempt securities, the Fund does not expect to pass through tax exempt income to its shareholders.

Taxation of Shareholders


         Distributions paid to you by the Fund from its investment company taxable income, which includes the excess of net short-term capital gains over net long-term capital losses (together referred to hereinafter as "ordinary income dividends"), are generally taxable to you as ordinary income to the extent of the Fund's earnings and profits. Such distributions (if designated by the Fund) may, however, qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund's income consists of dividend income from U.S. corporations, and (ii) for taxable years through December 31, 2010, as qualified dividend income eligible for the reduced maximum U.S. federal rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive tax treaty with the United States, or whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). The Fund does not expect that a significant portion of its net investment income (and correspondingly its distributions) will consist of qualified dividend income. There can be no assurance as to what portion of the Fund's ordinary income dividends will constitute qualified dividend income. Distributions made to you from net capital gain, which is the excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to you but retained by the Fund, are taxable to you as long-term capital gains if they have been properly designated by the Fund, regardless of the length of time you have owned common shares of the Fund. The maximum U.S. federal tax rate on net long-term capital gain of individuals is generally 15% (5% for individuals in lower brackets) for such gain realized before January 1, 2011. There can be no assurance as to what portion of the Fund's distributions, if any, will consist of long-term capital gains.


         If, for any calendar year, the Fund's total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder's tax basis in the common shares. The amount treated as a tax-free return of capital will reduce a shareholder's tax basis in the common shares, thereby increasing such shareholder's potential gain or reducing his or her potential loss on the sale of the common shares. Any amounts distributed to a shareholder in excess of his or her tax basis in the common shares will be taxable to the shareholder as capital gain (assuming the common shares are held as a capital asset).

         The sale or other disposition of common shares of the Fund will generally result in gain or loss to you, and will be long-term capital gain or loss if the common shares have been held for more than one year at the time of sale and are a capital asset in your hands. Any loss upon the sale or exchange of Fund common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. Any loss you realize on a sale or exchange of common shares of the Fund will be disallowed if you acquire other common shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the common shares. In such case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

         Prior to purchasing shares in the Fund, an investor should carefully consider the impact of dividends which are expected to be or have been declared, but not paid. Any dividend declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend.

         A shareholder that is a nonresident alien individual or a foreign corporation (a "foreign investor") generally may be subject to U.S. withholding tax at a rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends consisting of investment company taxable income and short-term capital gain. Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Distributions of net capital gain and any net capital gain retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the foreign investor is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets other requirements. In the case of a foreign investor who is a nonresident alien individual, the Fund may be required to withhold U.S. federal income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. Any gain that a foreign investor realizes upon the sale, exchange or other disposition of shares will ordinarily be exempt from U.S. federal income tax unless (i) the income from the Fund is "effectively connected" with a trade or business within the United States carried on by the foreign investor, or (ii) in the case of a foreign investor that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Certain types of income received by the Fund from real estate investment trusts ("REITs"), real estate mortgage investment conduits ("REMICs"), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as "excess inclusion income." To Fund shareholders such excess inclusion income will (i) constitute taxable income, as "unrelated business taxable income" ("UBTI") for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities,
(ii) not be offset against net operating losses for tax purposes, (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries and (iv) cause the Trust to be subject to tax if certain "disqualified organizations," as defined by the Code (such as certain governments or governmental agencies and charitable remainder trusts), are Trust shareholders.

         For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign investor will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of common shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts. There can be no assurance as to what portion of the Fund's distributions will qualify for favorable treatment as qualified net interest income or qualified short-term capital gains.

         The Fund is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends or distributions and certain other payments paid to non-corporate holders of the Fund's common shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

         The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury regulations. The Code and the Treasury regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Holders of common shares are advised to consult their own tax advisors for more detailed information concerning the U.S. federal income taxation of the Fund and the income tax consequences to its holders of common shares. Holders of common shares are also advised to consult their own tax advisors with regard to the tax consequences under the laws of state, local, foreign or other taxing jurisdictions.

                PERFORMANCE RELATED AND COMPARATIVE INFORMATION


         The table below illustrates the yearly total return, from 1974 through 2006, of convertible bonds and the S&P 500 Index. Past performance is not indicative of future results and is not reflective of any actual investment product.

         Convertibles                  S&P 500                     Year
         ------------                  -------                     ----
             -11.00%                   -26.00%                     1974
              26.00%                    38.00%                     1975
              28.00%                    24.50%                     1976
               5.10%                    -7.00%                     1977
               3.50%                     6.00%                     1978
              16.50%                    18.00%                     1979
              27.00%                    32.00%                     1980
               4.00%                    -5.00%                     1981
              31.50%                    22.00%                     1982
              13.00%                    23.00%                     1983
               4.50%                     5.50%                     1984
              27.50%                    32.00%                     1985
              17.00%                    18.00%                     1986
              -3.10%                     5.00%                     1987
              14.30%                    16.00%                     1988
              14.10%                    31.50%                     1989
              -3.20%                    -4.00%                     1990
              27.00%                    30.50%                     1991
              12.50%                     8.00%                     1992
              15.00%                    10.00%                     1993
              -3.00%                     2.00%                     1994
              24.00%                    38.00%                     1995
              12.50%                    24.00%                     1996
              14.50%                    33.00%                     1997
              12.30%                    27.00%                     1998
              35.00%                    20.50%                     1999
              -6.19%                    -9.11%                     2000
              -4.50%                   -11.90%                     2001
              -5.00%                   -22.00%                     2002
              28.00%                    33.00%                     2003
               9.59%                    10.87%                     2004
               1.01%                     4.68%                     2005
              12.83%                    15.79%                     2006

         Historical Benchmark Returns and Standard Deviation

         For the period 1974-2006

                                    Average Annual Return     Standard Deviation
                                    ---------------------     ------------------
         Convertibles               11.45%                    12.09%
         S&P 500                    12.49%                    17.17%


         Source: Ibbotson Associates (1974-2002); Merrill Lynch Convertible Research (2002-2006).





         The category "Convertibles" is represented for the period 1974-2002 by data compiled and published by Ibbotson Associates, Inc. in the study by Scott L. Lummer and Mark W. Riepe of Ibbotson Associates, Inc., "Convertible Bonds as an Asset Class: 1957-1992," published in The Journal of Fixed Income, Vol. 3, No. 2, September 1993, and updated annually by Ibbotson Associates, Inc. from 1997 to 2002, published in the Global Convertible Handbook (collectively, the "Ibbotson Study"). The data series published in the Ibbotson Study was compiled by Ibbotson using data from the following sources: an equal-weighted average of the monthly total returns of convertible bond mutual funds as reported by Lipper Analytical Services (1974 to 1975), the Morningstar convertible bond style benchmark (1976-1981) and the First Boston Convertible Bond Index (1982-2002). The category "Convertibles" is represented for the period 2003-2006 by the Merrill Lynch All Convertibles Index, an unmanaged index that is a market-value weighted average of monthly total returns on convertible issuers, debentures and preferred stock convertible into a specified number of shares.

         The S&P 500 Index is an unmanaged capitalization-weighted index of 500 widely-held stocks designed to measure the performance of the broad domestic economy. Returns assume dividend reinvestment and price appreciation.





         For purposes of the illustration represented by "Historical Benchmark Returns and Standard Deviation", "Standard Deviation" measures the degree to which the monthly returns of the stated asset classes varied from their average annual returns over a certain period; with a higher number representing greater volatility and a lower number representing less volatility.

         The securities in which the Fund will invest will not match, and are not intended to be representative of any index. Index performance does not reflect the deduction of any management fees, account charges or other fees and expenses that will apply to the Fund. It is not possible to invest directly in these indexes. Past performance of the indexes is not indicative of future performance of the Fund or of any of the securities in which the Fund will invest.


                                    EXPERTS


         The Statement of Assets and Liabilities of the Fund as of       , 2007
appearing in this Statement of Additional Information has been so included in reliance on the report of [o], the Fund's independent registered public accounting firm, given the authority of said firm as experts in auditing and accounting. [o], located at [o], provides accounting and auditing services to the Fund.


                            ADDITIONAL INFORMATION

         A registration statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the registration statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the registration statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference. A copy of the registration statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Commission.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                            [TO COME BY AMENDMENT]

                             FINANCIAL STATEMENTS

          ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
                            STATEMENT OF NET ASSETS
                                   [ ], 2007


                            [TO COME BY AMENDMENT]

          ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND

                         NOTES TO FINANCIAL STATEMENTS
                                   [ ], 2007



                            [TO COME BY AMENDMENT]

                                  APPENDIX A

                            RATINGS OF INVESTMENTS


STANDARD & POOR'S

A brief description of the applicable Standard & Poor's ("S&P") rating symbols and their meanings (as published by S&P) follows:

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

         o Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

         o        Nature of and provisions of the obligation;

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus(-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A S&P short-term rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.


Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:


A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-1 A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

         B-2 A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

         B-3 A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Qualifiers

i This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

l Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

"preliminary" ratings are assigned to issues, including financial programs, in the following circumstances.

         o Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
                  Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

         o Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

t This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

MOODY'S INVESTORS SERVICE INC.

A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions

AAA Obligations rated Aaa are judged to be of the highest quality with minimal credit risk.

AA Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

BAA Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

BA Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

CAA Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

CA Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium Term Note Ratings

Moody's assigns long-term ratings to individual debt securities issued from medium-term note ("MTN") programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

         o Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

         o        Notes allowing for negative coupons, or negative principal;

         o Notes containing any provision that could obligate the investor to make any additional payments;

         o        Notes containing provisions that subordinate the claim.

For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

For credit-linked securities, Moody's policy is to "look through" to the credit risk of the underlying obligor. Moody's policy with respect to non-credit linked obligations is to rate the issuer's ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

                                   APPENDIX B


                        ADVENT CAPITAL MANAGEMENT, LLC


                      PROXY VOTING POLICY AND PROCEDURES



I.       POLICY STATEMENT


Introduction - Advent Capital Management, LLC (the "Advisor") is adopting these proxy voting policies and procedures (the "Policies and Procedures") in order to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and its associated recordkeeping requirements.

The Policies and Procedures apply to those client accounts (i) that contain voting securities; and (ii) for which the Advisor has authority to vote client proxies. The Policies and Procedures will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. Other, similar rights such as consent rights shall be evaluated on a case by case basis.

Pursuant to the Policies and Procedures and its fiduciary duties, the Advisor will vote client proxies as part of its authority to manage, acquire and dispose of account assets. When voting proxies for client accounts, the Advisor's primary objective is to make voting decisions solely in the best interests of clients and beneficiaries and participants of benefits plans for which we manage assets. In fulfilling its obligations to clients, the Advisor will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide the Advisor with a statement of proxy voting policy. In these situations, the Advisor seeks to comply with such policy to the extent it would not be inconsistent with applicable regulation or the fiduciary responsibility of the Advisor.

Duty to Vote Proxies - The Advisor acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, except in cases in which the cost of doing so, in the opinion of the Advisor, would exceed the expected benefits to the client. This may be particularly true in the case of non-U.S. securities. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may have a detrimental effect on the Advisor's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and
(vi) requirements to provide local agents with power of attorney to facilitate the Advisor's voting instructions. Accordingly, the Advisor may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a non-US company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Advisor believes its clients will derive by voting on the company's proposal, the Advisor may decide not to attempt to vote at the meeting.

Material Conflicts - The Advisor will vote its clients' proxies in the best interests of its clients and not its own. In voting client proxies, the Advisor will avoid material conflicts of interests between the interests of the Advisor and its affiliates on the one hand and the interests of its clients on the other. The Advisor recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, the Advisor understands that the determination of whether a "material conflict" exists depends on all of the facts and circumstances of the particular situation. The Advisor acknowledges the existence of a relationship of the type discussed above, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote, is sufficient for a material conflict to exist.

II.      GENERAL PROXY VOTING GUIDELINES

It is the policy of the Advisor in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for its clients. To ensure consistency in voting proxies on behalf of its clients, the Advisor utilizes the proxy voting guidelines (the "Proxy Voting Guidelines") set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues

A.       Management Proposals:

         1. The following management sponsored proposals are often voted in support of management.

              [X]                      Selection or ratification of auditors
              For  Against  Case
                             by
                            Case

              [X]                      Approval of financial statements, director and auditor reports
              For  Against  Case
                             by
                            Case

              [X]                      Election of Directors
              For  Against  Case
                             by
                            Case


              [X]                      Limiting Directors' liability and broadening indemnification of Directors
              For  Against  Case
                             by
                            Case

              [X]                      Requirement that a certain percentage (up to 66 2/3%) of its Board's members
              For  Against  Case       be comprised of independent and unaffiliated Directors
                             by
                            Case

              [X]                      Requirement that members of the company's compensation, nominating and
              For  Against  Case       audit committees be comprised of independent or unaffiliated Directors by
                            Case

              [X]                      Recommendations to set retirement ages or require specific levels of
              For  Against  Case       stock ownership by Directors
                             by
                            Case

              [X]                      General updating/corrective amendments to the charter
              For  Against  Case
                             by
                            Case

              [X]                      Elimination of cumulative voting
              For  Against  Case
                             by
                            Case

              [X]                      Elimination of preemptive rights
              For  Against  Case
                             by
                            Case


<

              [X]                      Provisions for confidential voting and independent tabulation of voting
              For  Against  Case       results
                             by
                            Case

              [X]                      Proposals related to the conduct of the annual meeting except those proposals
              For  Against  Case       which relate to the "transaction of such other business which may come before
                             by        the meeting"
                            Case


              [X]                      Capitalization  changes which  eliminate other classes of stock and voting
              For  Against  Case       rights
                             by
                            Case

              [X]                      Proposals to increase the authorization of existing classes of stock if:
              For  Against  Case       (i) a clear and legitimate business purpose is stated; (ii) the number of
                             by        shares requested is reasonable in relation to the purpose for which
                            Case       authorization is requested; and (iii) the authorization does not exceed
                                       10% of shares currently  authorized and at least 10% of the new authorization will be outstanding

              [X]                      Proposals to create a new class of preferred stock or for issuances of
              For  Against  Case       preferred stock up to 10% of issued capital unless the terms of the
                             by        preferred stock would adversely affect the rights of existing shareholders
                            Case


              [X]                      Proposals for share repurchase plans, unless it appears that a repurchase
              For  Against  Case       plan lacks a bona fide business purpose
                             by
                            Case


              [X]                      Proposals to reduce the number of authorized shares of common or
              For  Against  Case       preferred stock, or to eliminate classes of preferred stock, provided
                             by        such proposals have a legitimate business purpose
                            Case


              [X]                      Proposals to effect stock splits unless such a split would be contrary to
              For  Against  Case       shareholders' best interests
                             by
                            Case


              [X]                      Proposals to effect reverse stock splits if management proportionately
              For  Against  Case       reduces the authorized share amount set forth in the corporate charter.
                             by        Reverse stock splits that do not adjust proportionately to the authorized
                            Case       share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases

              [X]                      Director fees unless the amounts are excessive relative to other
              For  Against  Case       companies in the country or industry
                             by
                            Case

              [X]                      Employee stock purchase plans that permit discounts up to 15%, but only
              For  Against  Case       for grants that are part of a broad based employee plan, including all
                             by        non-executive employees
                            Case


              [X]                      Establishment of Employee Stock Option Plans and other employee ownership
              For  Against  Case       plans
                             by
                            Case

              [X]                      Modify or rescind existing supermajority vote requirements to amend the
              For  Against  Case       charters or bylaws.
                             by
                            Case


              [X]                      Adoption of anti-greenmail provisions provided that the proposal (a)
              For  Against  Case       defines greenmail, (b) prohibits buyback offers to large block holders
                             by        not made to all shareholders or not approved by disinterested
                            Case       shareholders, and (c) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         2. The following proposals are often voted against, notwithstanding management support:

                     [X]               Capitalization changes which add classes of stock which substantially
              For  Against  Case       dilute the voting interests of existing shareholders
                             by
                            Case

                     [X]               Proposals to increase the authorized number of shares of existing classes
              For  Against  Case       of stock which carry preemptive rights or super voting rights by
                            Case

                     [X]               Creation of blank check preferred stock
              For  Against  Case
                             by
                            Case

                     [X]               Changes in capitalization by 5% or more where management does not offer
              For  Against  Case       an appropriate rationale or where it is contrary to the best interests of
                             by        existing shareholders
                            Case


                     [X]               Compensation proposals that allow for discounted stock options which have
              For  Against  Case       not been offered to employees in general
                             by
                            Case

                     [X]               Change-in-control provisions in non-salary compensation plans, employment
              For  Against  Case       contracts, and severance agreements that benefit management and would be
                             by        costly to shareholders if triggered
                            Case

                     [X]               Anti-takeover and related provision that serve to prevent the majority of
              For  Against  Case       shareholders from exercising their rights or effectively deter the
                             by        appropriate tender offers and other offers
                            Case

                     [X]               Shareholders rights plans which allow appropriate offers to shareholders
              For  Against  Case       to be blocked by the board or trigger provisions which prevent legitimate
                             by        offers from proceeding
                            Case

                     [X]               Amendments to bylaws that would require a supermajority shareholder vote
              For  Against  Case       to pass or repeal certain provisions
                             by
                            Case

                     [X]               Proposals to indemnify auditors
              For  Against  Case
                             by
                            Case

         3. The following types of proposals are often voted on a case-by-case basis:

                            [X]        Mergers, acquisitions and other special corporate transactions (i.e.,
              For  Against  Case       takeovers, spin-offs, sales of assets, reorganizations, restructurings
                             by        and recapitalizations) will be examined on a case-by-case basis
                            Case

                            [X]        Executive/Director  stock option plans. Generally, the stock option plans
              For  Against  Case       should meet the following  criteria: (i) Whether the stock option plan is
                             by        incentive based; (ii) For mature companies, should be no more than 5% of
                            Case       the issued capital at the time of approval; and (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval

                            [X]        Proposals requiring shareholder ratification of poison pills
              For  Against  Case
                             by
                            Case

B.       Shareholder Proposals:

         1. The following shareholder proposals are often supported:


              [X]                      Requiring Auditors to attend the annual meeting of shareholders
              For  Against  Case
                             by
                            Case

              [X]                      Requirement that members of the company's compensation, nominating and
              For  Against  Case      audit committees be comprised of independent or unaffiliated Directors by
                            Case

         2. The following shareholder proposals are often determined on a case-by-case basis:

                            [X]        Proposals which limit tenure of directors
              For  Against  Case
                             by
                            Case

                            [X]        Proposals to limit golden parachutes
              For  Against  Case
                             by
                            Case

                            [X]        Proposals requiring directors to own large amounts of stock to be
              For  Against  Case       eligible for election
                             by
                            Case

                            [X]        Restoring cumulative voting in the election of directors
              For  Against  Case
                             by
                            Case

                            [X]        Requirement that a certain percentage of its Board's members be comprised
              For  Against  Case       of independent and unaffiliated Directors
                             by
                            Case

                            [X]        Proposals which request or require disclosure of executive compensation
              For  Against  Case       in addition to the disclosure required by the Securities and Exchange
                             by        Commission ("SEC") regulations.
                            Case

                            [X]        Proposals which limit retirement benefits or executive compensation
              For  Against  Case
                             by
                            Case

                            [X]        Requiring shareholder approval for Bylaw or charter amendments
              For  Against  Case
                             by
                            Case

                            [X]        Requiring shareholder approval for shareholder rights plan or poison pill
              For  Against  Case
                             by
                            Case

                            [X]        Requiring shareholder approval of golden parachutes
              For  Against  Case
                             by
                            Case

                            [X]        Confidential voting
              For  Against  Case
                             by
                            Case

                            [X]        Elimination of certain anti-takeover related provisions
               For  Against  Case
                             by
                            Case

                            [X]        Reduction or elimination of supermajority vote requirements
              For  Against  Case
                             by
                            Case

                            [X]        Prohibit payment of greenmail
              For  Against  Case
                             by
                            Case

         3. The following shareholder proposals are often not supported:

                     [X]               Requirements that the issuer prepare reports which are costly to provide
              For  Against  Case       or which would require duplicative efforts or expenditures which are of a
                             by        non-business nature or would provide no pertinent information from the
                            Case       perspective of institutional shareholders


                     [X]               Restrictions related to social, political or special interest issues that
              For  Against  Case       impact the ability of the company to do business or be competitive and
                             by        which have a significant financial or best interest impact to the
                            Case       shareholders


                     [X]               Proposals which require inappropriate endorsements or corporate actions.
              For  Against  Case
                             by
                            Case

III.     ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       Proxy Review Committee

         The Advisor's Proxy Review Committee (the "Committee") is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the general principles and guidelines set forth above in Sections I and II. Among other things, the Committee is responsible for the following:

         1. The Committee, consisting of members designated by the Chief Executive Officer, shall establish and review these Policies and Procedures and determine how the Advisor will vote proxies on an ongoing basis.

         2. The Committee shall have the authority to amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Advisor's clients.

         3. The Committee shall meet as needed to oversee and address all questions relating to the Advisor's Policies and Procedures, including: (1) general review of proposals being put forth at shareholder meetings of portfolio companies; (2) adopting changes in the Policies and Procedures; (3) determining whether voting on matters in the manner favored by the Advisor are "material" conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e. "case by case" matters) or are otherwise not covered by the Proxy Voting Guidelines (collectively, "Discretionary Proposals"); (5) determining whether to override the Proxy Voting Guidelines with respect to any proxy vote; and (6) designating a compliance officer (the "Compliance Officer") to implement the Operating Procedures set forth in Part B of this Section III.

         4. The Committee will periodically review the Proxy Voting Guidelines to determine if they are current and consistent with the Advisor's policy and will make appropriate changes as needed.

B.       Operating Procedures

         The following operating procedures are intended to ensure that the Advisor satisfies its proxy voting obligations:

         1. The Compliance Officer will review all new client accounts to determine whether (i) the account contains voting securities and (ii) the client has delegated proxy voting authorization to the Advisor in the investment advisory agreement or (iii) the client has otherwise provided specific voting instructions. Any questions regarding whether or not a security is a "voting" security or whether voting authority has been delegated by a client will be directed to the General Counsel of the Advisor.

         2. The Compliance Officer will receive proxy materials and ballots and reconcile these materials with holdings in client accounts at least once monthly.

         3. The Compliance Officer will compile and review the matters to be voted on, at least once monthly, and determine: (i) which matters are to be voted in accordance with the Proxy Voting Guidelines (a "Pre-Determined Matter"); and (ii) which matters are Discretionary Matters and (iii) which matters are to be voted pursuant to the instructions of clients (a "Directed Matter"). Any questions regarding whether a matter is a Pre-Determined Matter, a Discretionary Matter or a Directed Matter will be directed to the General Counsel of the Advisor.

         4. For all Discretionary Matters, the Compliance Officer shall screen the matter and make a preliminary determination regarding whether the matter presents a potential material conflict of interest between the interests of the Advisor and its affiliates on the one hand and the Advisor's client on the other.

                  In order to determine whether a Discretionary Matter poses a potential material conflict of interest, the Compliance Officer shall compile and maintain a list of the following as applicable:

                  (a) all issuers for which the Advisor or its affiliates manages assets;

                  (b) all issuers for which the Advisor or its affiliates administers employee benefit plans;

                  (c) all issuers for which the Advisor or its affiliates brokerage, underwriting or insurance;

                  (d) any issuer for which the Advisor or its affiliates is soliciting the provision of services enumerated in (a), (b) and (c);

                  (e) any other issuer with which the Advisor or its affiliates or its senior officers has a material business relationship; and

                  (f)    any employee group for which the Advisor manages money;

                  This list, which the Compliance Officer shall update at least quarterly, shall be known as the "Master Conflicts List."

                  The Compliance Officer shall screen the issuer, employee group or any other material related party ("Material Parties") involved in the Discretionary Matter against the Master Conflicts List and develop a list of potential conflicts ("Potential Conflicts List").

         5. For each Discretionary Matter, the Compliance Officer shall solicit written reports from portfolio managers, investment personnel, analysts and other employees of the advisor who may have an investment or other professional interest in the Discretionary Matter. The Compliance Officer shall compile these reports in an "Advisory Report."

         6. The Compliance Officer shall present each meeting of the Committee with: (i) a list of all Pre-Determined Matters to be voted in accordance with the Proxy Voting Guidelines; (ii) a list of all Discretionary Matters; (iii) a list of all Directed Matters to be voted in accordance with client instructions (iv) the Potential Conflicts List; and (v) any Advisory Reports.

         7. The Committee shall meet quarterly. The Committee shall review and approve the list of Pre-Determined Matters to be voted in accordance with the Proxy Voting Guidelines and the list of all Directed Matters to be voted in accordance with client instructions. For each Discretionary Matter presented, the Committee will determine: (i) the manner in which to vote on the proxy and, (ii) whether the manner in which the Committee has determined to vote the proxy would, under the facts and circumstances, create a material conflict of interest between the interests of the Advisor and its affiliates on the one hand and the Advisor's clients on the other. In making the finding required in (ii) above, the Committee shall consider the Potential Conflicts List and any other material relationship known to the Committee between the Advisor and its affiliates and the Material Parties.

                  If the Proxy Review Committee determines that with respect to any Discretionary Matter that a material conflict of interest exists in voting the Discretionary Matter in the manner favored by the Committee, the Committee shall direct the Compliance Officer to obtain the informed written consent of the affected client (or clients) to the Committee's favored vote. If obtaining such consent from any client is impracticable or undesirable, the Advisor shall vote the client's proxy in accordance with the recommendation of an independent third-party service provider experienced in such matters to be retained by the Advisor on a case-by-case basis, as necessary.

         8. If any portfolio manager, investment person, or any other employee of the Advisor wishes to vote a proxy with respect to a Pre-Determined Matter in a manner other than that set forth in the Proxy Voting Guidelines (an "Override Matter"), such person shall contact the Compliance Officer. The Compliance Officer shall screen the Override Matter against the Master List and include the results on the Potential Conflicts List. The Compliance Officer shall also solicit an Advisory Report for presentation to the Committee. The Override Matter shall be presented at the next scheduled meeting of the Committee for a determination of: (i) whether the matter should be voted in a manner other than as specified in the Proxy Voting Guidelines; and (ii) whether the manner in which the Committee has determined to vote the proxy would constitute a material conflict of interest. If the Committee determines that a material conflict of interest exists with respect to voting the Override Matter in the manner it favors, the Committee shall direct the Compliance Officer to either: (i) vote the Override Matter in the manner originally prescribed by the Proxy Voting Guidelines; or (ii) obtain the informed written consent of the affected client (or clients) to the Committee's favored vote.

         9. Directed Matters will be voted in accordance with the instructions of the client.

         10. The Compliance Officer will ensure that all proxies are voted in accordance with these Procedures and Policies.

         11. The Compliance Officer may delegate any of his or her functions to a third party proxy voting or other service provider.

         12. All decisions of the Committee, including all determinations regarding whether or not a material conflict of interest existed with respect to a Discretionary or Override Matter and the basis for such determination, shall be documented in writing and maintained by the Compliance Officer for a period of at least 6 years.

IV.      CLIENT DISCLOSURE POLICIES

The Advisor will disclose the Policies and Procedures to its clients. The Advisor's disclosure will consist of a "concise summary" of its proxy voting policies and procedures. This disclosure will also tell clients how to get a complete copy of the Advisor's policies and procedures. The proxy voting disclosure will be provided to existing clients with their first quarterly account statement after June 30, 2003. The Advisor's proxy voting disclosure will be provided to new clients in the Advisor's

"brochure" or Part II to its Form ADV which will be delivered with a letter identifying the presence of the disclosure. The Compliance Officer will provide any client, upon written request, with a tabulation of how such client's proxies were voted by the Advisor.

V.       RECORDKEEPING REQUIREMENTS

Rule 204-2 under the Advisers Act, as amended, requires that the Advisor retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information, and
(v) any documents prepared by the investment adviser that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor will keep all written requests from clients and any written response from the Advisor (to either a written or an oral request). The Advisor may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that the Advisor has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                    PART C

                               Other Information


Item 25.  Financial Statements And Exhibits


(1)      Financial Statements

         Part A--None.


         Part B--Statement of Net Assets(+)


(2)      Exhibits


         (a)      Agreement and Declaration of Trust(+)

         (b)      By-Laws(+)

         (c)      Inapplicable

         (d)      Form of Specimen Certificate(+)

         (e)      Form of Dividend Reinvestment Plan(+)

         (f)      Inapplicable

         (g)(1)   Form of Investment Advisory Agreement(+)

         (g)(2)   Form Investment Management Agreement(+)

         (h)      Form of Purchase Agreement(+)

         (i)      Inapplicable

         (j)(1)   Form of Custodian Agreement(+)

         (j)(2)   Form of Foreign Custody Manager Agreement(+)

         (k)(1)   Form of Stock Transfer Agency Agreement(+)

         (k)(2)   Form of Administration Agreement(+)

         (k)(3)   Form of Fund Accounting Agreement(+)

         (l)      Opinion and Consent of Counsel to the Fund(+)

         (m)      Inapplicable

         (n)      Consent of Independent Public Accountants(+)

         (o)      Inapplicable.

         (p)      Form of Initial Subscription Agreement(+)

         (q)      Inapplicable.

         (r)(1) Consolidated Code of Ethics of the Fund and the Investment Manager(+)

         (r)(2)   Code of Ethics of the Advisor and Claymore Securities, Inc(+)

         (s)      Power of Attorney*

         ---------------------------
         *        Filed Herewith.

         (+)      To be filed by further amendment.

Item 26.  Marketing Arrangements


         Reference is made to the Form of Purchase Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.


Item 27.  Other Expenses of Issuance and Distribution


         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

         Registration fee.............................................$
         NYSE listing fee.............................................$
         Printing (other than certificates)...........................$
         Engraving and printing certificates..........................$
         Accounting fees and expenses.................................$
         Legal fees and expenses......................................$
         NASD fee.....................................................$
         Miscellaneous................................................$
              Total...................................................$


Item 28.  Persons Controlled By Or Under Common Control With The Registrant


         None.


Item 29.  Number of Holders of Shares


         As of [          ], 2007

                                                                   Number of
         Title Of Class                                          Record Holders
         --------------                                          --------------

         Common Shares of Beneficial Interest                           0


Item 30.  Indemnification


         Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

         5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No trustee or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Fund Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Shareholder, trustee or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this
Section 5.1 shall not adversely affect any right or protection of a trustee or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

         5.2 Mandatory Indemnification. (a) The Fund hereby agrees to indemnify each person who at any time serves as a trustee or officer of the Fund (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith,
(iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a trustee or officer of the Fund and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a trustee or officer of the Fund or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those trustees who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

         (c) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Fund receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Fund, any statute, agreement, vote of stockholders or trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

         (e) Subject to any limitations provided by the Investment Company Act and this Declaration, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the trustees.

         5.3 No Bond Required of Trustees. No trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

         5.4 No Duty of Investigation; Notice in Fund Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the trustees or with any officer, employee or agent of the Fund shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Fund, and every other act or thing whatsoever executed in connection with the Fund shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as trustees under this Declaration or in their capacity as officers, employees or agents of the Fund. The trustees may maintain insurance for the protection of the Fund Property, its Shareholders, trustees, officers, employees and agents in such amount as the trustees shall deem adequate to cover possible tort liability, and such other insurance as the trustees in their sole judgment shall deem advisable or is required by the Investment Company Act.

         5.5 Reliance on Experts, etc. Each trustee and officer or employee of the Fund shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Fund, upon an opinion of counsel, or upon reports made to the Fund by any of the Fund's officers or employees or by any Investment Manager, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the trustees, officers or employees of the Fund, regardless of whether such counsel or expert may also be a trustee.

         Insofar as indemnification for liabilities arising under the Act, may be terminated to trustees, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article of the underwriting agreement attached as Exhibit
(h), which is incorporated herein by reference.


Item 31.  Business and Other Connections of Advisor and Investment Manager


         Not Applicable


Item 32.  Location of Accounts and Records

         The Registrant's accounts, books and other documents are currently located at the offices of (i) Advent Capital Management, LLC, the Registrant's Investment Manager, located at 1065 Avenue of the Americas, 31st Floor, New York, New York 10018, (ii) The Bank of New York , the Registrant's Administrator, Custodian and Transfer Agent, located at 101 Barclay Street, New York, New York 1028 and (iii) Claymore Advisors, LLC, the Registrant's Advisor, located at 2455 Corporate West Drive, Lisle, Illinois 60532.

Item 33.  Management Services


         Not Applicable.


Item 34.  Undertakings

         (1) The Registrant hereby undertakes to suspend the offering of its common shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.


         (2) Not applicable.

         (3) Not applicable.

         (4) Not applicable.

         (5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

         (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of April, 2007.


                                         ADVENT/CLAYMORE GLOBAL CONVERTIBLE
                                         SECURITIES & INCOME FUND



                                         By: /s/ Tracy V. Maitland
                                             ----------------------------------
                                             Tracy V. Maitland
                                             Trustee, President and Chief
                                             Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 12th day of April, 2007.


                 SIGNATURE                                TITLE
-------------------------------------------- -----------------------------------

       /s/ Tracy V. Maitland                   Trustee, President and Chief
       -----------------------------------     Executive Officer
       Tracy V. Maitland

       /s/ Robert White                        Treasurer and Chief Financial
       -----------------------------------     Officer
       Robert White

          *                                    Trustee
       -----------------------------------
       Randall C. Barnes

          *                                    Trustee
       -----------------------------------
       David Black

          *                                    Trustee
       -----------------------------------
       Nicholas Dalmaso

          *                                    Trustee
       -----------------------------------
       Derek Medina

          *                                    Trustee
       -----------------------------------
       Ronald A. Nyberg

          *                                    Trustee
       -----------------------------------
       Gerald L. Seizert

          *                                    Trustee
       -----------------------------------
       Michael A. Smart


*      Signed by Rodd Baxter pursuant to a power of attorney filed herewith.

       By: /s/ Rodd Baxter
           -------------------------------
           Rodd Baxter
           Attorney-In-Fact
           April 12, 2007

                                 Exhibit Index
                                 -------------


(s)      Power of Attorney